Registration No. 333-40254


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Pre-Effective Amendment No. _____ _____

                     Post-Effective Amendment No. _5___ __X__


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                             Amendment No. ________

                        (Check appropriate box or boxes)

         Principal  Life Insurance Company Separate Account B
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                  Principal  Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

          The Principal Financial Group, Des Moines, Iowa              50392
--------------------------------------------------------------------------------
  (Address of Depositor's Principal Executive Offices)               (Zip Code)


Depositor's Telephone Number, including Area Code   (515) 248-3842


  M. D. Roughton, The Principal Financial Group, Des Moines, Iowa  50392
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

        _____  immediately upon filing pursuant to paragraph (b) of Rule 485

        _____  on (date) pursuant to paragraph (b) of Rule 485

        _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485

        _____  on (date) pursuant to paragraph (a)(1) of Rule 485

        _____  75 days after filing  pursuant to paragraph (a)(2) of Rule 485

        __X__  on April 29, 2005 pursuant to paragraph (a)(2) of Rule 485

               If appropriate, check the following box:

        _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

               PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B
                  PRINCIPAL FLEXIBLE VARIABLE ANNUITY CONTRACT
                          WITH PURCHASE PAYMENT CREDIT

                       Registration Statement on Form N-4
                              Cross Reference Sheet

Form N-4 Item                                      Caption in Prospectus

Part A

  1.   Cover Page                                Principal  Life
                                                 Insurance Company Separate
                                                 Account B Flexible Variable
                                                 Annuity ("FVA") Contract

  2.   Definitions                               Glossary

  3.   Synopsis                                  Summary of Expense Information

  4.   Condensed Financial                       Condensed Financial Information
       Information                               Independent Auditors,
                                                 Financial Statements

  5.   General Description of                    Summary, The Company,
       Registrant                                The Separate Account, Voting
                                                 Rights, The Underlying Mutual
                                                 Funds

  6.   Deductions                                Summary, Charges and
                                                 Deductions, Annual Fee,
                                                 Mortality and Expense Risks
                                                 Charge, Transaction Fee,
                                                 Premium Taxes, Surrender
                                                 Charge, Administrative Charge
                                                 Distribution of the Contract

  7.   General Description of                    Summary, The Contract,
       Variable Annuity Contract                 To Buy a Contract, Purchase
                                                 Payments, Right to Examine the
                                                 Contract, Exchange Credit,
                                                 Prior  to  the Retirement Date,
                                                 Performance  Calculation,  The
                                                 Accumulation Period, The  Value
                                                 of Your Contract, Separate
                                                 Account Division,  Unscheduled
                                                 Transfers, Scheduled Transfers,
                                                 Automatic Portfolio
                                                 Rebalancing,  Surrenders, Total
                                                 Surrender,  Unscheduled
                                                 Partial  Surrender,  Scheduled
                                                 Partial Surrender, Death
                                                 Benefit Payment of Death
                                                 Benefit,  The Annuity  payment
                                                 Period,  Annuity Payment Date,
                                                 Annuity Payment Options,
                                                 Transfers,  The Separate
                                                 Account,  General  Provisions,
                                                 Rights Reserved by the Company,
                                                 Customer Inquiries

  8.   Annuity Period                            Annuity Payment Period,
                                                 Annuity Payment Date, Annuity
                                                 Payment Options

  9.   Death Benefit                             Death Benefit, Payment of Death
                                                 Benefit, Federal Tax Matters,
                                                 Non-Qualified Contracts,
                                                 Required Distributions for Non-
                                                 Qualified Contracts, IRA, SEP
                                                 and SIMPLE-IRA, Rollover IRAs

 10.   Purchase and Contract Value               Summary, The Contract,
                                                 To Buy a Contract, Purchase
                                                 Payments, Right to Examine the
                                                 Contract, Replacement
                                                 Contracts, The Accumulation
                                                 Period, The Value of Your
                                                 Contract, Purchase Payments,
                                                 Separate Account Division
                                                 Transfers, Delay of Payments,
                                                 Distribution of the
                                                 Contract

 11.   Redemptions                               Summary, Annuity Payment
                                                 Options, Surrenders,
                                                 Delay of Payments

 12.   Taxes                                     Summary, Annuity Payment
                                                 Options, Federal Tax Matters,
                                                 Non-Qualified Contracts,
                                                 Required Distributions for
                                                 Non-Qualified Contracts, IRA,
                                                 SEP, SAR/SEP and SIMPLE-IRA,
                                                 Rollover IRAs, Withholding,
                                                 Mutual Fund Diversification

 13.   Legal Proceedings                         Legal Proceedings

 14.   Table of Contents of the                  Table of Contents of the
       Statement of Additional                   Statement of Additional
       Information                               Information

Part B                                           Statement of Additional
                                                 Information

                                                 Caption**

 15.   Cover Page                                Principal  Life
                                                 Insurance Company Separate
                                                 Account B Flexible Variable
                                                 Annuity ("FVA") Contract

 16.   Table of Contents                         Table of Contents

 17.   General Information and                   None
       History

 18.   Services                                  Independent Auditors**,
                                                 Independent Auditors

 19.   Purchase of Securities                    Summary**, Purchase Payments
       Being Offered                             Distribution of the Contract

 20.   Underwriters                              Summary**, Distribution of the
                                                 Contract**

 21.   Calculation of Performance                Calculation of Yield and
       Data                                      Total Return

 22.   Annuity Payments                          Annuity Payment Options**

 23.   Financial Statements                      Financial Statements

** Prospectus caption given where appropriate.

                           FLEXIBLE VARIABLE ANNUITY



           Issued by Principal Life Insurance Company (the "Company")

                    This prospectus is dated April 29, 2005.


The individual deferred annuity contract ("Contract") described in this prospectus is funded with the Principal Life Insurance Company Separate Account B ("Separate Account"), dollar cost averaging fixed accounts ("DCA Plus Accounts") and a Fixed Account. The DCA Plus Accounts and the Fixed Account are a part of the General Account of the Company. The assets of the Separate Account Divisions ("divisions") are invested in the following underlying mutual funds:

     AIM V.I. Core Equity Fund - Series I                                          Bond Account
     AIM V.I. Dynamics Fund - Series I                                             Capital Value Account
     AIM V.I. Growth Fund- Series I                                                Diversified International Account
     AIM V.I. Health Sciences Fund - Series I                                      Equity Growth Account
     AIM V.I. Premier Equity Fund - Series I                                       Equity Income Account
     AIM V.I. Small Company Growth Fund- Series I                                  Government Securities Account
     AIM V.I. Technology Fund - Series I                                           Growth Account
                                                                                   International Emerging Markets
     American Century Variable Portfolios, Inc.                                    Account
     VP Income & Growth Fund - Class I                                             International SmallCap Account
     VP Ultra Fund - Class I                                                       LargeCap Blend Account
     VP Value Fund - Class II                                                      LargeCap Growth Equity Account
     Dreyfus Investment Portfolios                                                 LargeCap Stock Index Account
     Founders Discovery Portfolio - Initial Class                                  LargeCap Value Account
     Fidelity Variable Insurance Products Fund                                     Limited Term Bond Account
     Contrafund/(R)/ Portfolio - Service Class                                     MidCap Account
     Equity-Income Portfolio - Service Class 2                                     MidCap Growth Account
     Growth Portfolio - Service Class                                              MidCap Value Account
     Janus Aspen Series                                                            Money Market Account
     Mid Cap Growth Portfolio - Service Shares                                     Real Estate Securities Account
     Principal Variable Contracts Fund, Inc.                                       SmallCap Account
     Asset Allocation Account                                                      SmallCap Growth Account
     Balanced Account                                                              SmallCap Value Account



This prospectus provides information about the Contract and the Separate Account that you, as owner, should know before investing. It should be read and retained for future reference. Additional information about the Contract is included in the Statement of Additional Information ("SAI"), dated April 29, 2005, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is a part of this prospectus. The table of contents of the SAI is at the end of this prospectus. You may obtain a free copy of the SAI by writing or telephoning:

                      Principal Flexible Variable Annuity
                           Principal Financial Group
                                 P. O. Box 9382
                          Des Moines, Iowa 50306-9382
                           Telephone: 1-800-852-4450

An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.


The Contract offered by this prospectus may not be available in all states. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

As the owner of this Contract, you may elect a purchase payment credit rider with an additional charge and an associated 9-year surrender charge period. The purchase payment credit rider is only available when the Contract is issued.
The portions of this prospectus that specifically pertain to election of the purchase payment credit rider are shown by gray boxes.


The charges used to recoup our expense of paying the purchase payment credit include the surrender charge and the purchase payment credit rider charge.


The Contract is available with or without the purchase payment credit rider.
There may be circumstances where electing the purchase payment credit rider is not to your advantage. In certain circumstances, the amount of the credit may be more than offset by the charges associated with it. The Contract without the purchase payment credit rider has surrender charges and total Separate Account annual expenses that may be lower than the charges for the Contract with the purchase payment credit rider. You should consult with your sales representative to decide if the purchase payment credit rider is suitable. In making this determination, you and your sales representative should consider the following factors:
.. the length of time you plan to own the Contract;
.. the frequency, amount and timing of any partial surrenders; and .. the amount and timing of your purchase payment(s).
Additionally, if you decide to return the Contract during the examination period, we will recover the original purchase payment credit amount. If the value of the purchase payment credit has declined during the examination period, we still recover the full amount of the purchase payment credit.



The Contract provides an exchange credit that is available to eligible purchasers (see Replacement Contracts - Exchange Credit). The exchange credit is paid for by a reduction in sales commissions for Contracts sold with the exchange credit. Sales commissions are paid by Contract charges and deductions. The charges and deductions are neither proportionally reduced nor increased for Contracts sold with the exchange credit.


These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


This prospectus is valid only when accompanied by the current prospectuses for the underlying mutual funds. These prospectuses should be kept for future reference.

                               TABLE OF CONTENTS


GLOSSARY................................................................5

SUMMARY OF EXPENSE INFORMATION..........................................7

SUMMARY.................................................................10

 Investment Limitations................................................. 11

 Separate Account Investment Options.................................... 11

 Transfers.............................................................. 12

 Surrenders............................................................. 12

 Charges and Deductions................................................. 12

 Annuity Payments....................................................... 13

 Death Benefit.......................................................... 13

 Examination Period (Free-Look)......................................... 13

THE PRINCIPAL FLEXIBLE VARIABLE ANNUITY.................................13

THE COMPANY.............................................................13

THE SEPARATE ACCOUNT....................................................13

THE UNDERLYING MUTUAL FUNDS.............................................14

SURPLUS DISTRIBUTIONS...................................................21

THE CONTRACT............................................................21

 To Buy a Contract...................................................... 22

 Purchase Payments...................................................... 22

 Right to Examine the Contract (Free-Look).............................. 22

 Replacement Contracts.................................................. 23

 Purchase Payment Credit Rider.......................................... 24

 The Accumulation Period................................................ 25

 Automatic Portfolio Rebalancing (APR).................................. 27

 Telephone and Internet Services........................................ 28

 Surrenders............................................................. 28

 Death Benefit.......................................................... 29

 The Annuity Payment Period............................................. 31

CHARGES AND DEDUCTIONS..................................................33

 Annual Fee............................................................. 33

 Mortality and Expense Risks Charge..................................... 33

 Purchase Payment Credit................................................ 33

 Transaction Fee........................................................ 34

 Premium Taxes.......................................................... 34

 Surrender Charge....................................................... 34

 Free Surrender Privilege............................................... 35

 Administration Charge.................................................. 36

 Special Provisions for Group or Sponsored Arrangements................. 36

FIXED ACCOUNT AND DCA PLUS ACCOUNTS.....................................36

 Fixed Account.......................................................... 37

 Fixed Account Accumulated Value........................................ 37

 Fixed Account Transfers, Total and Partial Surrenders.................. 37

 Dollar Cost Averaging Plus Program (DCA Plus Program).................. 38

GENERAL PROVISIONS......................................................39

 The Contract........................................................... 39

 Delay of Payments...................................................... 39

 Misstatement of Age or Gender.......................................... 39

 Assignment............................................................. 39

 Change of Owner........................................................ 39

 Beneficiary............................................................ 40

 Contract Termination................................................... 40

 Reinstatement.......................................................... 40

 Reports................................................................ 40

RIGHTS RESERVED BY THE COMPANY..........................................40

 Frequent Trading and Market-Timing (Abusive Trading Practices).........

DISTRIBUTION OF THE CONTRACT............................................41

PERFORMANCE CALCULATION.................................................41

VOTING RIGHTS...........................................................42

FEDERAL TAX MATTERS.....................................................42

 Non-Qualified Contracts................................................ 42

 Required Distributions for Non-Qualified Contracts..................... 43

 IRA, SEP and SIMPLE-IRA................................................ 43

 Rollover IRAs.......................................................... 44

 Withholding............................................................ 44

MUTUAL FUND DIVERSIFICATION.............................................44

STATE REGULATION........................................................44

GENERAL INFORMATION.....................................................45

FINANCIAL STATEMENTS....................................................45

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............46

APPENDIX A..............................................................47

GLOSSARY


ACCUMULATED VALUE - an amount equal to the DCA Plus Account(s) accumulated value plus the Fixed Account accumulated value plus the Separate Account accumulated value.


ANNIVERSARY - the same date and month of each year following the contract date.


ANNUITANT - the person, including any joint annuitant, on whose life the annuity payment is based. This person may or may not be the owner.


ANNUITIZATION DATE - the date the owner's accumulated value is applied, under an annuity payment option, to make income payments. (Referred to in the Contract as "Retirement Date.")


CONTRACT DATE - the date that the Contract is issued and which is used to determine contract years.


CONTRACT YEAR - the one-year period beginning on the contract date and ending one day before the contract anniversary and any subsequent one-year period beginning on a contract anniversary. (e.g. If the contract date is June 5, 2004, the first contract year ends on June 4, 2005, and the first contract anniversary falls on June 5, 2005.)


DATA PAGE - that portion of the Contract which contains the following: owner and annuitant data (names, gender, annuitant age); the contract issue date; maximum annuitization date; contract charges and limits; benefits; and a summary of any optional benefits chosen by the contract owner.


DOLLAR COST AVERAGING PLUS (DCA PLUS) ACCOUNT - an account which earns guaranteed interest for a specific amount of time. (Referred to in the Contract as "Fixed DCA Account.")


DOLLAR COST AVERAGING PLUS (DCA PLUS) ACCUMULATED VALUE - the amount of your accumulated value which is in the DCA Plus Account(s).


DOLLAR COST AVERAGING PLUS (DCA PLUS) PROGRAM - a program through which purchase payments are transferred from a DCA Plus Account to the divisions and/or the Fixed Account over a specified period of time. (Referred to in the Contract as "Fixed DCA Account.")


FIXED ACCOUNT - an account which earns guaranteed interest.


FIXED ACCOUNT ACCUMULATED VALUE - the amount of your accumulated value which is in the Fixed Account.


INVESTMENT OPTIONS - the DCA Plus Accounts, Fixed Account and Separate Account divisions.


JOINT ANNUITANT - additional annuitant. Joint annuitants must be husband and wife and must be named as owner and joint owner.


JOINT OWNER - an owner who has an undivided interest with the right of survivorship in this Contract with another owner. Joint owners must be husband and wife and must be named as annuitant and joint annuitant.


NON-QUALIFIED CONTRACT - a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.


NOTICE - any form of written communication received by us, at the annuity service office, P.O. Box 9382, Des Moines, Iowa 50306-9382, or in another form approved by us in advance.


OWNER - the person, including joint owner, who owns all the rights and privileges of this Contract.


PURCHASE PAYMENTS - the gross amount contributed to the Contract.

QUALIFIED PLANS - retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.


SEPARATE ACCOUNT DIVISION (DIVISION(S)) - a part of the Separate Account which invests in shares of a mutual fund. (Referred to in the marketing materials as "sub-accounts.")


SEPARATE ACCOUNT DIVISION ACCUMULATED VALUE - the amount of your accumulated value in all divisions.


SURRENDER CHARGE - the charge deducted upon certain partial or total surrender of the Contract before the annuitization date.


SURRENDER VALUE - accumulated value less any applicable surrender charge, annual fee, transaction fee and any premium or other taxes.


TRANSFER - moving all or a portion of your accumulated value to or among one investment option or another. Simultaneous transfers are considered to be one transfer for purposes of calculating the transfer fee, if any.


UNDERLYING MUTUAL FUND - a registered open-end investment company, or a separate division or portfolio thereof, in which a division invests.


UNIT - the accounting measure used to calculate the value of a division prior to annuitization date.


UNIT VALUE - a measure used to determine the value of an investment in a division.


VALUATION DATE - each day the New York Stock Exchange ("NYSE") is open.


VALUATION PERIOD - the period of time from one determination of the value of a unit of a division to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. (3:00 p.m. C.T.) on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.


YOU, YOUR - the owner of this Contract, including any joint owner.

SUMMARY OF EXPENSE INFORMATION


The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer cash value between investment options.

                     CONTRACT OWNER TRANSACTION EXPENSES
 ------------------------------------------------------------------------------
 Sales charge imposed on purchase payments (as   .none
 a percentage of purchase payments)
 ------------------------------------------------------------------------------
 Maximum deferred surrender charge (as a         .6%
 percentage of amount surrendered)/(1)/
 ------------------------------------------------------------------------------
 Maximum deferred surrender charge (as a         .8%
 percentage of amount surrendered)/(2)/
 ------------------------------------------------------------------------------
 Transaction Fees (as a percentage of amount
 surrendered)                                    .$30 for each unscheduled
 . guaranteed maximum                              partial surrender after the
                                                   12th in a contract year
                                                 .zero
 .current
 ------------------------------------------------------------------------------
 Transfer Fee                                    .$30 for each unscheduled
 . guaranteed maximum                              transfer after the 12th in a
                                                   contract year
 .current                                        .zero
 ------------------------------------------------------------------------------
 State Premium Taxes (vary by state)             . 3.5% of premiums paid
 . guaranteed maximum                            .zero
 .current
 ------------------------------------------------------------------------------

(1) Surrender charge without the purchase payment credit rider (as a percentage of amounts surrendered):

                     TABLE OF SURRENDER CHARGES WITHOUT THE PURCHASE PAYMENT CREDIT RIDER
                    ---------------------------------------------------------------------
                    NUMBER OF COMPLETED CONTRACT YEARS     SURRENDER CHARGE APPLIED TO ALL
                        SINCE EACH PURCHASE PAYMENT         PURCHASE PAYMENTS RECEIVED IN
                                 WAS MADE                        THAT CONTRACT YEAR
                    ----------------------------------     -------------------------------
                       0 (year of purchase payment)                      6%
                                     1                                   6%
                                     2                                   6%
                                     3                                   5%
                                     4                                   4%
                                     5                                   3%
                                     6                                   2%
                                7 and later                              0%


(2) Surrender charge with the purchase payment credit rider (as a percentage of amounts surrendered):


                     TABLE OF SURRENDER CHARGES WITH THE PURCHASE PAYMENT CREDIT RIDER
                    -------------------------------------------------------------------
                    NUMBER OF COMPLETED CONTRACT YEARS   SURRENDER CHARGE APPLIED TO ALL
                       SINCE EACH PURCHASE PAYMENT        PURCHASE PAYMENTS RECEIVED IN
                                 WAS MADE                      THAT CONTRACT YEAR
                    ----------------------------------   -------------------------------
                       0 (year of purchase payment)                    8%
                                    1                                  8%
                                    2                                  8%
                                    3                                  8%
                                    4                                  7%
                                    5                                  6%
                                    6                                  5%
                                    7                                  4%
                                    8                                  3%
                               9 and later                             0%

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including underlying mutual fund fees and expenses.

                               PERIODIC EXPENSES
  -----------------------------------------------------------------------------
   Annual Contract Fee (waived for        the lesser of $30
   Contracts with accumulated value of  or 2% of the accumulated value
   $30,000 or more)
  -----------------------------------------------------------------------------
   Separate Account Annual Expenses
   (as a percentage of average
   separate account accumulated value)
   . guaranteed maximum
    Mortality and Expense Risks Fee       1.25%
    Administration Charge                 0.15%
    Total Separate Account Annual         -----
   Expense                                1.40%

   .current                               1.25%
    Mortality and Expense Risks Fee       0.00%
    Administration Charge                 -----
    Total Separate Account Annual         1.25%
  Expense
  -----------------------------------------------------------------------------
    Optional Riders
  -----------------------------------------------------------------------------
    . Enhanced Death Benefit rider
     . guaranteed maximum                 .0.075% of average quarterly
     .current                             accumulated value
                                          .0.0625% of average quarterly
                                          accumulated value
  -----------------------------------------------------------------------------

    . Investment Protector Plus rider     .0.2125% of the average quarterly
     . guaranteed maximum                  Investment Back remaining withdrawal
                                           benefit base*
     .current                             .0.15% of the average quarterly
                                           Investment Back remaining withdrawal
                                           benefit base*
  -----------------------------------------------------------------------------

                                          .an annual charge of 0.60
                                           % of accumulated value in the
    . Premium Payment Credit rider         divisions deducted daily plus a
     . guaranteed maximum                  reduction of up to 0.60% of the
                                           Fixed Account interest rate
                                          . an annual charge of  0.60
     .current                              % of accumulated value in the
                                           divisions deducted daily (with no
                                           reduction of the Fixed Account
                                           interest rate)
  -----------------------------------------------------------------------------


The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

..

     MINIMUM AND MAXIMUM ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES
                           AS OF DECEMBER 31, 2004
 ------------------------------------------------------------------------------
                                                     MINIMUM        MAXIMUM
 ------------------------------------------------------------------------------
 Total annual underlying mutual fund operating
 expenses (expenses that are deducted from
 underlying mutual fund assets, including
 management fees, distribution and/or service             %              %
 (12b-1) fees and other expenses)
 ------------------------------------------------------------------------------

Annual expenses of the underlying mutual funds (as a percentage of average net assets) as of December 31, 2004:

                                                         MANAGEMENT    12B-1     OTHER
                UNDERLYING MUTUAL FUNDS                     FEES       FEES     EXPENSES        TOTAL EXPENSES/ //(1)/
                -----------------------                  ----------    -----    --------        ----------------------
 AIM V.I. Core Equity - Series I                         %                         %                           %

 AIM V.I. Dynamics Fund - Series I                                                           (//5//)//(6)/

 AIM V.I. Growth - Series I

 AIM V.I. Health Sciences Fund - Series I                                                                     /(//5//)//(6)/

 AIM V.I. Premier Equity - Series I

 AIM V.I. Small Company Growth Fund - Series I                                                                 ///(//5//)//(6)(7)/

 AIM V.I. Technology Fund - Series I                                                                           /(//2//)//(5)(6)/

 American Century VP Income & Growth - Class I

 American Century VP Ultra - Class I

 American Century VP Value - Class II

 Dreyfus IP Founders Discovery - Initial Class                                                                 /(//3//)/

 Fidelity VIP Contrafund - Service Class

 Fidelity VIP Equity-Income - Service Class 2                                                              /(4)/

 Fidelity VIP Growth - Service Class                                                                       /(4)/
 Janus Aspen Series Mid Cap Growth Portfolio - Service
 Shares

 Principal VCF Asset Allocation

 Principal VCF Balanced                                                                                /(//9//)/

 Principal VCF Bond

 Principal VCF Capital Value                                                                           /(//9//)/
 Principal VCF Equity Growth                                                                           /(//9//)/

 Principal VCF Equity Income

 Principal VCF Government Securities

 Principal VCF Growth

 Principal VCF International                                                                           /(//9//)/

 Principal VCF International Emerging Markets                                                       /(//10//)(//1//1//)/

 Principal VCF International SmallCap

 Principal VCF LargeCap Blend                                                                       /(//1//1//)//(//1//2//)/

 Principal VCF LargeCap Growth Equity                                                                     /(12)/

 Principal VCF LargeCap Stock Index                                                                  /(//1//1//)(//1//3//)//(1//4//)

 Principal VCF LargeCap Value                                                                        /(//1//1//)//(1//2//)/

 Principal VCF Limited Term Bond

 Principal VCF MidCap                                                                                   /(//9//)/

 Principal VCF MidCap Growth

 Principal VCF MidCap Value                                                                          /(//1//2//)/

 Principal VCF Money Market

 Principal VCF Real Estate Securities                                                                   /(//9//)/

 Principal VCF SmallCap                                                                                 /(//9//)/

 Principal VCF SmallCap Growth                                                                       /(//1//2//)/

 Principal VCF SmallCap Value                                                                        /(//1//2//)/

/ //(1)/ The Company and Princor Financial Services Corporation may receive a portion of the underlying fund expenses for record keeping, marketing and distribution services.
/ //(2)/ As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the Fund's Total Annual Operating Expenses have been restated to reflect current expenses.

/ //(3)/ The Dreyfus Corporation has agreed, until December 31, 2004, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed 1.50%.
/ //(4)/ Fidelity Management & Research Company has voluntarily agreed to reimburse the fund to the extent that total operating expenses, as a percentage of average net assets, exceed the following rates: VIP Contrafund 1.10%; VIP Equity-Income 1.25% and VIP Growth 1.10%. These arrangements may be discontinued by FMR at any time.
/ //(5) /The Fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements.
/ //(6)/ The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.
/ //(7)/ The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30%. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, certain expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% cap. This expense limitation agreement is in effect through December 31, 2005.
/ //(8)/ Expenses are shown without the effect of expense offset arrangements.
/ //(//9//) /Expense ratio without fees paid indirectly.
/ //(//10//) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit (which increased May 1, 2003).
/ //(1//1//)/ Principal Management Corporation voluntarily agreed to reimburse the total annual expenses through April 30, 2004. With the expense limit, the total annual expenses through April 30, 2004 were: 2.00% for International Emerging Markets Account; 1.00% for LargeCap Blend Account; 1.00% for LargeCap Value Account; 0.40% for LargeCap Stock Index Account and 0.75% for Limited Term Bond Account.
/ //(1//2//) /Expense ratio without fees paid indirectly and the Manager's voluntary expense limit.
/ //(1//3//)/ Principal Management Corporation has voluntarily agreed to reimburse the total annual expenses through April 30, 2005 so that they will not exceed 0.40% for LargeCap Stock Index Account.
/ //(1//4//) /Expense ratio without the Manager's voluntary expense limit.

EXAMPLE
This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying mutual fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the underlying mutual funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

                        SEPARATE ACCOUNT DIVISION                           1 YEAR  1 YEAR  3 YEARS  3 YEARS  5 YEARS  5 YEARS   10
                        -------------------------                           ------  ------  -------  -------  -------  -------  YEAR
                                                                                                                                ----

 AIM V.I. Core Equity

 AIM V.I. Dynamics

 AIM V.I. Growth

 AIM V.I. Health Sciences

 AIM V.I. Premier Equity

 AIM V.I. Small Company Growth

 AIM V.I. Technology

 American Century VP Income & Growth

 American Century VP Ultra

 American Century VP Value

 Dreyfus Investment Portfolios - Founders Discovery

 Fidelity VIP Contrafund

 Fidelity VIP Equity-Income

 Fidelity VIP Growth

 Janus Aspen Mid Cap Growth

 Principal Variable Contracts Fund, Inc.
 Asset Allocation

 Balanced

 Bond

 Capital Value

 Diversified International

 Equity Growth

 Equity Income

 Government Securities

 Growth

 International Emerging Markets*

 International SmallCap

 LargeCap Blend

 LargeCap Growth Equity*

 LargeCap Stock Index*

 LargeCap Value

 Limited Term Bond

 MidCap

 MidCap Growth

 MidCap Value

 Money Market

 Real Estate Securities

 SmallCap

 SmallCap Growth*

 SmallCap Value*


 * After expense reimbursement

(2) If you do not surrender your contract or if you elect to receive payments under an annuity payment option:

        SEPARATE ACCOUNT DIVISION           1 YEAR  1 YEAR  3 YEARS  3 YEARS  5 YEARS  5 YEARS  10 YEARS   10 YEARS
        -------------------------           ------  ------  -------  -------  -------  -------  --------   --------

 AIM V.I. Core Equity

 AIM V.I. Dynamics

 AIM V.I. Growth

 AIM V.I. Health Sciences

 AIM V.I. Premier Equity

 AIM V.I. Small Company Growth

 AIM V.I. Technology

 American Century VP Income & Growth

 American Century VP Ultra

 American Century VP Value
 Dreyfus Investment Portfolios - Founders
 Discovery

 Fidelity VIP Contrafund

 Fidelity VIP Equity-Income

 Fidelity VIP Growth

 Janus Aspen Mid Cap Growth

 Principal Variable Contracts Fund, Inc.
 Asset Allocation

 Balanced

 Bond

 Capital Value

 Diversified International

 Equity Growth

 Equity Income

 Government Securities

 Growth

 International Emerging Markets*

 International SmallCap

 LargeCap Blend

 LargeCap Growth Equity*

 LargeCap Stock Index*

 LargeCap Value

 Limited Term Bond

 MidCap

 MidCap Growth

 MidCap Value

 Money Market

 Real Estate Securities

 SmallCap

 SmallCap Growth

 SmallCap Value


 * After expense reimbursement

SUMMARY


This prospectus describes a flexible variable annuity offered by the Company.
The Contract is designed to provide individuals with retirement benefits, including:
.. Individual Retirement Annuity plans ("IRA Plans"), Simplified Employee Pension plans ("SEPs") and Savings Incentive Match Plan for Employees ("SIMPLE") IRAs adopted according to Section 408 of the Internal Revenue Code and
.. non-qualified retirement programs.

This is a brief summary of the Contract's features. More detailed information follows later in this prospectus.


INVESTMENT LIMITATIONS
.. Initial purchase payment must be $2,500 or more for non-qualified retirement programs.
.. Initial purchase payment must be $1,000 for all other contracts.
.. Each subsequent payment must be at least $100.
.. If you are a member of a retirement plan covering three or more persons and payments are made through an automatic investment program, then the initial and subsequent purchase payments for the Contract must average at least $100 and not be less than $50.

You may allocate your net premium payments to the investment options.
.. A complete list of the divisions may be found in Appendix A. Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund.
.. The investment options also include the Fixed Account and the DCA Plus
  Accounts.

You may allocate your net premium payments to divisions, the DCA Plus Accounts and/or the Fixed Account. Not all of the divisions or the DCA Plus Accounts are available in all states. A current list of divisions available in your state may be obtained from a sales representative or our annuity service office.


Each division invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund.


TRANSFERS (See Division Transfers and Fixed Account Transfers, Total and Partial Surrenders for additional restrictions.) This section does not apply to transfers under the DCA Plus Program (see Scheduled DCA Plus Transfers and Unscheduled DCA Plus Transfers).
During the accumulation period:
.. a dollar amount or percentage of transfer must be specified;
.. a transfer may occur on a scheduled or unscheduled basis;
.. transfers to the Fixed Account are not permitted if a transfer has been made from the Fixed Account to a division within six month; and .. transfers into DCA Plus Accounts are not permitted.
During the annuity payment period, transfers are not permitted (no transfers once payments have begun).

SURRENDERS (See Surrenders and Fixed Account Transfers, Total and Partial Surrenders and DCA Plus Surrenders)
During the accumulation period:
.. a dollar amount must be specified;
.. surrendered amounts may be subject to surrender charge;
.. total surrenders may be subject to an annual Contract fee;
.. during a contract year, partial surrenders less than the Contract's earnings or 10% of purchase payments are not subject to a surrender charge; and .. withdrawals before age 591/2 may involve an income tax penalty (see FEDERAL
  TAX MATTERS).

CHARGES AND DEDUCTIONS
.. No sales charge on purchase payments.
..
  A contingent deferred surrender charge is imposed on certain total or partial surrenders
..
  A mortality and expense risks daily charge equal to 1.25% per year applies to amounts in the Separate Account
..Optional riders are available at an additional charge (see CHARGES AND
  DEDUCTIONS)
..
  Daily Separate Account administration charge is currently zero but we reserve the right to assess a charge not to exceed 0.15% annually.
..Contracts with an accumulated value of less than $30,000 are subject to an annual Contract fee of the lesser of $30 or 2% of the accumulated value. Currently we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one Contract, then all the Contracts you own or jointly own are aggregated, on each Contract's anniversary, to determine if the $30,000 minimum has been met.
..Certain states and local governments impose a premium tax. The Company reserves the right to deduct the amount of the tax from purchase payments or accumulated values.



ANNUITY PAYMENTS
.. You may choose from several fixed annuity payment options which start on your selected annuitization date.
.. Payments are made to the owner (or beneficiary depending on the annuity payment option selected). You should carefully consider the tax implications of each annuity payment option (see Annuity Payment Options and FEDERAL TAX MATTERS).
.. Your Contract refers to annuity payments as "retirement benefit" payments.

DEATH BENEFIT
.. If the annuitant or owner dies before the annuitization date, then a death benefit is payable to the beneficiary of the Contract.
.. The death benefit may be paid as either a single sum cash benefit or under an annuity payment option (see Death Benefit).
.. If the annuitant dies on or after the annuitization date, then the beneficiary will receive only any continuing payments which may be provided by the annuity payment option in effect.

EXAMINATION PERIOD (FREE-LOOK)
..You may return the Contract during the examination period which is generally
  10 days from the date you receive the Contract. The examination period may be longer in certain states.
..
  We return all purchase payments if required by state law. Otherwise we return accumulated value.
.. We retain the full amount of any purchase payment credit.




THE PRINCIPAL FLEXIBLE VARIABLE ANNUITY


The Principal Flexible Variable Annuity is significantly different from a fixed annuity. As the owner of a variable annuity, you assume the risk of investment gain or loss (as to amounts in the divisions) rather than the insurance company. The Separate Account accumulated value under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.


Based on your investment objectives, you direct the allocation of purchase payments and accumulated values. There can be no assurance that your investment objectives will be achieved.


THE COMPANY


The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50392. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.

In 1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. It became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual insurance holding company structure took place in 1998, when the Company became a stock life insurance company. In 2001, the mutual insurance holding company converted to a stock company through a process called demutualization, resulting in the current organizational structure.


THE SEPARATE ACCOUNT


Separate Account B was established under Iowa law on January 12, 1970. It was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.


The income, gains, and losses, whether or not realized, of the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company. Obligations arising from the Contract, including the promise to make annuity payments, are general corporate obligations of the Company. However, the Contract provides that the portion of the Separate Account's assets equal to the reserves and other liabilities under the Contract are not charged with any liabilities arising out of any other business of the Company.


The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following SEC approval.


THE UNDERLYING MUTUAL FUNDS


The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. A full description of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information ("SAI"). ADDITIONAL COPIES OF THESE DOCUMENTS ARE AVAILABLE WITHOUT CHARGE FROM A SALES REPRESENTATIVE OR OUR ANNUITY SERVICE OFFICE (CALL 1-800-852-4450).


The Company purchases and sells mutual fund shares for the Separate Account at their net asset value. Shares represent interests in the mutual fund available for investment by the Separate Account. Each mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division's performance has no effect on the investment performance of any other division.


The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and of any underlying mutual fund may differ substantially.


Appendix A contains a brief summary of the investment objectives of, and sub-advisor for, each division.


THE CONTRACT


The following descriptions are based on provisions of the Contract offered by this prospectus. You should refer to the actual Contract and the terms and limitations of any qualified plan which is to be funded by the Contract. Qualified plans are subject to several requirements and limitations which may affect the terms of any particular Contract or the advisability of taking certain action permitted by the Contract.

TO BUY A CONTRACT
If you want to buy a Contract, you must submit an application and make an initial purchase payment. If you are buying the Contract to fund a SIMPLE-IRA or SEP, an initial purchase payment is not required at the time you send in the application. If the application is complete and the Contract applied for is suitable, the Contract is issued subject to underwriting. If the completed application is received in proper order, the initial purchase payment is credited within two valuation days after the later of receipt of the application or receipt of the initial purchase payment at the annuity service office. If the initial purchase payment is not credited within five valuation days, it is refunded unless we have received your permission to retain the purchase payment until we receive the information necessary to issue the Contract.

The date the Contract is issued is the contract date. The contract date is the date used to determine contract years, regardless of when the Contract is delivered.


PURCHASE PAYMENTS



..The initial purchase payment must be at least $2,500 for non-qualified retirement programs.
.. All other initial purchase payments must be at least $1,000.
..If you are making purchase payments through a payroll deduction plan or through a bank account (or similar financial institution) under an automated investment program, then your initial and subsequent purchase payments must be at least $100.
..
  All purchase payments are subject to a surrender charge period that begins in the contract year each payment is received.


.. Subsequent payments must be at least $100 and can be made until the annuitization date.
.. If you are a member of a retirement plan covering three or more persons, then the initial and subsequent purchase payments for the Contract must average at least $100 and cannot be less than $50.
.. The total of all purchase payments may not be greater than $2,000,000 without our prior approval.
.. In New Jersey after the first contract year, purchase payments cannot exceed
  $100,000 per contract year.

RIGHT TO EXAMINE THE CONTRACT (FREE-LOOK)
Under state law, you have the right to return the Contract for any reason during the examination period. The examination period is 10 days after the Contract is delivered to you in all states, unless your Contract is issued in:

  . Arizona and you are age 65 and over (30 day examination period), . California and you are age 60 and over (30 day examination period), . Idaho (20 day examination period), or . North Dakota (20 day examination period).

Some states require us to return the initial purchase payment. If your Contract is issued in one of those states, your initial purchase payments are allocated to the Money Market Division for the examination period after the contract date. After the examination period, the then current value of the Money Market Division is reallocated according to your allocation instructions. The states in which purchase payments are returned are:

  Georgia             Louisiana           Nebraska            Rhode Island
  Hawaii              Maine               New Hampshire       South Carolina
  Idaho               Maryland            North Carolina      Utah
  Iowa                Michigan            Oklahoma            Virginia
  Kentucky            Missouri            Pennsylvania        West Virginia



If your Contract is issued in a state not listed above and if you return the Contract during the examination period, you will receive the accumulated value.

If you are purchasing this Contract to fund an IRA, SIMPLE-IRA, or SEP-IRA; and you return it on or before the seventh day of the examination period, then we will return the greater of:
.. Total purchase payments; or
.. Accumulated value.

In addition, if you decide to return the Contract during the examination period, the amount returned is reduced by any credits. If the value of the purchase payment credit declines during the examination period, we recover the full amount of the purchase payment credit.




To return a Contract, you must send it and a written request to the annuity service office or to the sales representative who sold it to you before the close of business on the last day of the examination period. If you send the request (properly addressed and postage prepaid) to the annuity service office, the date of the postmark is used to determine if the examination period has expired.


Specific information is available from your sales representative or the annuity service office (1-800-852-4450).


REPLACEMENT CONTRACTS
If the purchase of this Contract is a replacement for another annuity contract or a life insurance policy, different examination periods may apply. The Company reserves the right to keep the initial purchase payment in the Money Market Division longer than 15 days to correspond to the examination periods of a particular state's replacement requirements.

Exchange Credit
---------------
If you own a Single Premium Deferred Annuity ("SPDA") or a Single Premium Deferred Annuity Plus ("SPDA+") issued by us and are within at least 8 months of the 8th contract year, then you may transfer the accumulated value, without charge, to the Contract described in this prospectus. Additionally, we will add 1% of the current SPDA/SPDA+ surrender value to the purchase payment. We reserve the right to change or terminate this program. Any changes or termination will follow at least 1 year notice.

Both SPDA and SPDA+ are annuities which provide a fixed rate of accumulation. This Contract varies with the investment experience and objectives of the various divisions. Thus, the value of your Contract may increase or decrease with the investment holdings of the divisions.


When making an exchange decision, the owner should carefully review the SPDA or SPDA+ contract and this prospectus because the charges and provisions of the contracts differ. An existing SPDA or SPDA+ contract may be currently eligible for waiver of surrender charge due to critical need, while similar riders may not be available under this Contract. Electing the exchange credit does not result in additional charges or deductions. The charges and deductions associated with your Contract and any riders still apply.


To complete a transfer to this Contract, send:
.. a Contract application,
.. a SPDA/SPDA+ surrender form,
.. a replacement form (based on state written), and .. an Annuity Exchange Request and Release Form.
The exchange is effective when we receive the completed forms and accept the application. The transaction is valued at the end of the valuation period in which we receive the necessary documents.

(This "exchange credit" is not available in New York and may not be available in other states as well. Specific information is available from your registered representative or the annuity service office (1-800-852-4450)).


The Exchange Credit is allocated among the Separate Account divisions, the DCA Plus Account(s) or the Fixed Account in the same ratio as the allocation of the premium payment. The credit is treated as earnings. We recover the 1% credit if you exercise your right to return the Contract during the examination offer period (see Right to Examine the Contract).

PURCHASE PAYMENT CREDIT RIDER
You may elect a purchase payment credit rider at the time the Contract is issued (may not be available in all states; consult your sales representative or the annuity service office for availability). If the purchase payment credit rider is elected, then the following provisions apply to the Contract:
..A credit of 5% will be applied to purchase payments received during your first contract year. For example, if you make purchase payments totaling $10,000 in your first contract year, a credit amount of $500 will be added to your Contract (5% x $10,000). If an additional purchase payment of $5,000 is made in your second contract year, then a credit is not added as a result of the $5,000 purchase payment.
..The credit is allocated among the Fixed Account and the divisions according to your then current purchase payment allocations.
..If you exercise your right to return the Contract during the examination period, the amount returned to you is reduced by any credits.
.. Credits are considered earnings under the Contract.
..All purchase payments are subject to the 9-year surrender charge table (see
  Surrender Charge).
..The purchase payment credit rider may not be cancelled and the associated
  9-year surrender charge period cannot be changed.
.. You may not participate in the DCA Plus Program.

The 0.60% purchase payment credit rider charge is assessed against the entire Separate Account accumulated value for the first eight contract years. If you anticipate making additional purchase payments after the first contract year you should carefully examine the purchase payment credit rider and consult your sales representative regarding its desirability.


(The Fixed Account is not available if the Purchase Payment Credit Rider is selected in Oregon. Specific information is available from your registered representative or the annuity service office (1-800-852-4450)).


The following tables demonstrate hypothetical values. The first table shows accumulated values. The second table shows surrender values. The tables are based on:
.. a $100,000 initial purchase payment and no additional purchase payments; ..the deduction of total Separate Account annual expenses of 1.85% (for the first eight contract years) annually for Contracts with the purchase payment credit rider and 1.25% annually for Contracts without the rider;
..the deduction of mutual fund expenses equal to those calculated as of
  _________________________;
..purchase payment allocation among the divisions proportionally equal to the allocation of the Company's total Separate Account assets as of ________________________; and
.. 5% and 10% annual rates of return before charges.





                         5% ANNUAL RETURN                     10% ANNUAL RETURN
               ------------------------------------  ------------------------------------
                   CONTRACT           CONTRACT           CONTRACT            CONTRACT
               ACCUMULATED VALUE  ACCUMULATED VALUE  ACCUMULATED VALUE   ACCUMULATED VALUE
                    WITHOUT             WITH              WITHOUT              WITH
               PURCHASE PAYMENT   PURCHASE PAYMENT   PURCHASE PAYMENT    PURCHASE PAYMENT
CONTRACT YEAR        RIDER          CREDIT RIDER       CREDIT RIDER        CREDIT RIDER
-------------  -----------------  -----------------  -----------------   -----------------

      1

      2

      3

      4

      5

      6

      7

      8

      9

     10

     15

     20


                        5% ANNUAL RETURN                   10% ANNUAL RETURN
               ----------------------------------  ----------------------------------
               SURRENDER VALUE   SURRENDER VALUE   SURRENDER VALUE    SURRENDER VALUE
                   WITHOUT             WITH            WITHOUT              WITH
               PURCHASE PAYMENT  PURCHASE PAYMENT  PURCHASE PAYMENT   PURCHASE PAYMENT
CONTRACT YEAR    CREDIT RIDER      CREDIT RIDER      CREDIT RIDER       CREDIT RIDER
-------------  ----------------  ----------------  ----------------   ----------------

      1

      2

      3

      4

      5

      6

      7

      8

      9

     10

     15

     20




Based on the assumptions stated above, accumulated value will generally be higher for Contracts with the purchase payment credit rider than without, regardless of the rate of return. In addition, the higher the rate of return, the more advantageous the purchase payment credit rider becomes. However, Contracts with the purchase payment credit rider are subject to both a greater surrender charge and a longer surrender charge period than Contracts issued without the purchase payment credit rider. If you surrender your Contract with the purchase payment credit rider while subject to a surrender charge, your surrender value may be less than a Contract without the purchase payment credit rider.

THE ACCUMULATION PERIOD
The Value of Your Contract
--------------------------
The value of your Contract is the total of the Separate Account accumulated value plus the DCA Plus Account(s) accumulated value plus the Fixed Account accumulated value. The DCA Plus Accounts and Fixed Account are described in the section titled FIXED ACCOUNT AND DCA PLUS ACCOUNTS.

There is no guaranteed minimum Separate Account accumulated value. Its value reflects the investment experience of the divisions that you choose. It also reflects your purchase payments, partial surrenders, surrender charges and the Contract expenses deducted from the Separate Account.


The Separate Account accumulated value changes from day to day. To the extent the accumulated value is allocated to the Separate Account, you bear the investment risk. At the end of any valuation period, your Contract's value in a division is:
.. the number of units you have in a division multiplied by .. the value of a unit in the division.

The number of units is the total of units purchased by allocations to the division from:
.. your initial purchase payment;
.. an exchange credit (if applicable);
.. subsequent investments;
.. purchase payment credits; and
.. transfers from another division, a DCA Plus Account or the Fixed Account. minus units sold:
.. for partial surrenders from the division;
.. as part of a transfer to another division or the Fixed Account; and .. to pay contract charges and fees.




Unit values are calculated each valuation date at the close of normal trading of the NYSE. To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division's net investment factor for the current valuation period. The number of units does not change due to a change in unit value.


The net investment factor measures the performance of each division. The net investment factor for a valuation period is (((a) plus (b)) divided by (c)) minus (d) where:
.. (a) is the share price (net asset value) of the underlying mutual fund at the end of the valuation period;
.. (b) is the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;
.. (c) is the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and .. (d) are the total Separate Account annual expenses.
  * When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you own in the division.


The Separate Account charges are calculated by dividing the annual amount of the charge by 365 and multiplying by the number of days in the valuation period.


Purchase Payments
-----------------
.. On your application, you direct your purchase payments to be allocated to the
  Investment Options.
.. Allocations may be in percentages.
.. Percentages must be in whole numbers and total 100%.
.. Subsequent purchase payments are allocated according to your future deposit allocation instructions.
.. Changes to the allocation instructions are made without charge.
  . A change is effective on the next valuation period after we receive your new instructions.
  . You can change the current allocations and future allocation instructions by:
    . mailing your instructions to us;
    . calling us at 1-800-852-4450 (if telephone privileges apply);
    . faxing your instructions to us at 1-515-248-9800; or
    . visiting www.principal.com.
.. Changes to purchase payment allocations do not automatically result in the transfer any existing investment option accumulated values. You must provide specific instructions to transfer existing accumulated values.
.. Purchase payments are credited on the basis of unit value next determined after we receive a purchase payment.
.. If no premiums are paid during two consecutive calendar years and the accumulated value is less than $2,000, we reserve the right to terminate the Contract (see GENERAL INFORMATION - Reservation of Rights).

Division Transfers
------------------
.. You may request an unscheduled transfer or set up a scheduled transfer by sending us a written request, by telephoning if you have telephone privileges (1-800-852-4450) or sending us a fax (1-515-248-9800).
.. You must specify the dollar amount or percentage to transfer from each division.
.. The minimum amount is $100 or if the division's value is less than $100, then
  100% of the division from which the transfer is being made.
.. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Contracts for which he or she is not the owner.
You may not make a transfer to the Fixed Account if:
.. a transfer has been made from the Fixed Account to a division within six months; or
.. following the transfer, the Fixed Account value would be greater than $1,000,000 (without our prior approval).

Unscheduled Transfers
---------------------
.. You may make unscheduled division transfers from a division to another division or to the Fixed Account by:
  . mailing your instructions to us;
  . calling us at 1-800-852-4450 (if telephone privileges apply);
  . faxing your instructions to us at 1-515-248-9800; or
  . visiting www.principal.com.
.. Transfers are not permitted into DCA Plus Accounts.
.. The transfer is made, and values determined, as of the end of the valuation period in which we receive your request.
.. We reserve the right to impose a fee of $30 on each unscheduled transfer after the first in a contract year.

Scheduled Transfers (Dollar Cost Averaging)
-------------------------------------------
.. You may elect to have transfers made on a scheduled basis.
.. There is no charge for scheduled transfers and no charge for participating in the scheduled transfer program.
.. You must specify the dollar amount of the transfer.
.. You select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).
.. If the selected date is not a valuation date, the transfer is completed on the next valuation date.
.. Transfers are not permitted into DCA Plus Accounts.
.. If you want to stop a scheduled transfer, then you must provide us notice prior to the date of the scheduled transfer.
.. Transfers continue until your value in the division is zero or we receive notice to stop them.
.. We reserve the right to limit the number of divisions from which simultaneous transfers are made. In no event will it ever be less than two.

AUTOMATIC PORTFOLIO REBALANCING (APR)
.. APR allows you to maintain a specific percentage of your Separate Account accumulated value in specified divisions over time.
.. You may elect APR at any time.
.. APR is not available for values in the Fixed Account or the DCA Plus Accounts. .. APR is not available if you have arranged scheduled transfers from the same division.
.. APR will not begin until the examination period has expired.
.. There is no charge for APR transfers.
.. APR can be done on the frequency you specify:
  . quarterly (on a calendar year or contract year basis); or . semi-annually or annually (on a contract year basis).
.. You may rebalance by completing and submitting a form to us, by telephoning if you have telephone privileges (1-800-852-4450) or faxing your instructions to us (1-515-248-9800). (Divisions are rebalanced at the end of the next valuation period following your request.)
     Example: You elect APR to maintain your Separate Account accumulated value with 50% in the A Division and 50% in the B Division. At the end of the specified period, 60% of the values are in the A Division, with the remaining 40% in the B Division. By rebalancing, units from the A Division are sold and applied to the B Division so that 50% of the Separate Account accumulated value is once again in each Division.

TELEPHONE AND INTERNET SERVICES
These services permit you to:
.. make purchase payment allocation changes;
.. make redemptions;
.. set up DCA scheduled transfers;
.. make transfers; and
.. make changes to APR.

Instructions received via our telephone services and internet are binding on both owners if the Contract is jointly owned. Neither the Company nor the Separate Account are responsible for the authenticity of telephone service or internet transaction requests. We reserve the right to refuse telephone service or internet transaction requests. You assume the risk of loss caused by fraudulent telephone service or internet transactions we reasonably believe to be genuine. We follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, then we may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (name, address, security phrase, PIN, daytime telephone number, social security number and/or birth date) and sending written confirmation to your address of record.


If the Contract is owned by a business entity or a trust, an authorized individual (with the proper PIN or Password) may use these services. Instructions provided by the authorized individual are binding on the owner.


We reserve the right to modify or terminate telephone service or internet transaction procedures at any time.


Telephone Services
------------------
Telephone services are available for both you and your sales representative. Telephone services may be declined on the application or at any later date by providing us with written notice. Telephone services are used by calling us at 1-800-852-4450.

Telephone instructions must be made while we are open for business. They are effective when received in good order by us before the close of normal trading of the NYSE (generally 3 p.m. Central Time). Requests received when we are not open for business or after the NYSE closes its normal trading will be effective on the next valuation date.


Internet
--------
Internet access is available for both you and your sales representative at www.principal.com. You may elect Internet authorization for your sales representative by providing us written notice.

SURRENDERS
You may surrender your Contract by providing us notice. Surrenders result in the cancellation of units and your receipt of the value of the canceled unit minus any applicable fee and surrender charge. The values are determined as of the end of the valuation period in which we receive your request. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see Delay of Payments). Surrenders before age 591/2 may involve an income tax penalty (see FEDERAL TAX MATTERS).

You may specify surrender allocation percentages with each partial surrender request. If you don't provide us with specific percentages, we will use your purchase payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see Surrender Charge).


Surrender requests may be sent to us at:
   Principal Life Insurance Company
   P O Box 9382
   Des Moines, Iowa 50306-9382

Total Surrender
---------------

.. You may surrender the Contract at any time before the annuitization date.
.. You receive the cash surrender value at the end of the valuation period during which we receive your surrender request.
.. The cash surrender value is your accumulated value minus any applicable surrender charges and fee(s) (contract fee and/or prorated share of the charge(s) for optional rider(s)).
.. The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.
.. We reserve the right to require you to return the Contract to us prior to making any payment though this does not affect the amount of the cash surrender value.

Unscheduled Partial Surrender
-----------------------------
.. Prior to the annuitization date and during the lifetime of the Annuitant, you may surrender a part of the accumulated value by sending us a written request. .. You must specify the dollar amount of the surrender (which must be at least
  $100).
.. The surrender is effective at the end of the valuation period during which we receive your written request for surrender.
.. The surrender is deducted from your Investment Options according to the surrender allocation percentages you specify.
.. If surrender allocation percentages are not specified, we use your purchase payment allocation percentages.
.. We surrender units from your Investment Options to equal the dollar amount of the surrender request plus any applicable surrender charge and fee.
.. The accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000 (we reserve the right to change the minimum remaining accumulated value but it will not be greater than $10,000).

Scheduled Partial Surrender
---------------------------
.. You may elect partial surrenders from any of the Investment Options on a scheduled basis by sending us written notice.
.. Your accumulated value must be at least $5,000 when the scheduled surrenders begin.
.. You may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th, 30th or 31st).
.. If the selected date is not a valuation date, the surrender is completed on the next valuation date.
.. We surrender units from your investment options to equal the dollar amount of the surrender request plus any applicable surrender charge.
.. The surrenders continue until your value in the division is zero or we receive written notice to stop the surrenders.

DEATH BENEFIT
If you die before the annuitization date, we pay a death benefit as follows:

                                       Upon death of the owner
    if there is one owner              .if the spouse is named beneficiary,
                                         the death benefit is paid or the
                                         surviving spouse may elect to continue
                                         the Contract
                                       .if someone other than the spouse is
                                         named beneficiary, the death benefit
                                         is paid to the beneficiary. If no
                                         beneficiary survives the owner, the
                                         death benefit is paid to the owner's
                                         estate.
                                       .if there are multiple beneficiaries
                                         named (which may or may not include
                                         the spouse of the owner), death
                                         benefits are paid to the
                                         beneficiaries. If no beneficiary
                                         survives the owner, the death benefit
                                         is paid to the owner's estate

    if there are joint owners
    .                                  .the death benefit is paid or the
      if the joint owners are spouses    surviving spouse may elect to continue
                                         the Contract
    .if the joint owners are not       .the death benefit is paid to the
      spouses                            surviving owner

    if the owner is a corporation,     Upon death of the annuitant the death
    trust or other entity              benefit is paid to the named
                                       beneficiary(ies). If no beneficiary(ies)
                                       survives the annuitant, the death
                                       benefit is paid to the owner.

Before the annuitization date, you may give us written instructions for payment under a death benefit option. If we do not receive your instructions, the death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply the death benefit under an annuity benefit payment option or receive the death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise we pay the death benefit in a single sum, subject to proof of your death.


If a beneficiary dies before you, on your death we will make equal payments to the surviving beneficiaries unless you had provided us with other written instructions. If none of your beneficiaries survive you, we will pay the death benefit to your estate in a lump sum.


No surrender charge applies when a death benefit is paid.


If you die before the annuitization date and your beneficiary is your spouse, we will continue the Contract with your spouse as the new owner unless your spouse elects to receive the death benefit.


Standard Death Benefit
----------------------
The amount of the standard death benefit is the greatest of (1), (2) or (3) where:
.. (1) is the accumulated value on the date we receive proof of death and all required documents;
.. (2) is the total of premium payments minus an adjustment for each partial surrender (and any applicable fees and charges) made prior to the date we receive proof of death and all required documents; and
.. (3) is the highest accumulated value (on any prior contract anniversary that is divisible by seven) plus any premium payments and minus an adjustment for each partial surrender (and any applicable fees and charges) made after that contract anniversary.

The adjustment for each partial surrender is equal to ((a) divided by (b)) multiplied by the amounts determined in (2) or (3) above immediately prior to the partial surrender where:
.. (a) is the amount of the partial surrender (and any applicable fees and charges); and
.. (b) is the accumulated value immediately before the partial surrender.
     Example: Your accumulated value is $10,000 and you take a partial surrender of $2,000 (20% of the accumulated value). For purposes of calculating the death benefit, we adjust the amounts determined in (2) or (3) above by 20%.

Annual Enhanced Death Benefit
-----------------------------
This is an optional death benefit rider. Under this rider, if the original annuitant or original owner dies before the annuitization date, the amount of the death benefit is the greatest of:
.. the standard death benefit;
.. the annual increasing death benefit, based on purchase payments (accumulated at 5% annually) minus the proportionate withdrawal amount of each partial surrender (and any applicable fees and charges) (accumulated at 5% annually) until the later of the contract anniversary after the 75th birthday of the older of the original owner or the original annuitant or five years from the effective date of the rider; or
.. the highest accumulated value on any prior contract anniversary, plus purchase payments and minus the proportionate withdrawal amount of each partial surrender (and any applicable fees and charges) until the contract anniversary following the later of the 75th birthday of the older of the original owner or the original annuitant or five years from the effective date of the rider.

The proportionate withdrawal amount is equal to (a) divided by (b) where:

 (a) is the amount of the partial surrender (and any applicable fees and charges) and
 (b) is the accumulated value immediately before the partial surrender.

     Example: If your accumulated value is $10,000 and you take a partial surrender of $2,000 (20%), we reduce the accumulated value by 20% and adjust the total of all purchase payments by 20% for purposes of calculating the death benefit.

For contracts issued in New York - under this rider, if the original annuitant or owner dies before the annuitization date, then the death benefit payable to the beneficiary is the greater of:

.. the standard death benefit; or
.. the highest accumulated value on a contract anniversary until the contract anniversary following the original owner's or original annuitant's 75th birthday or five years from the effective date of the rider, whichever comes last.


  LOCK-IN FEATURE. . At the later of the contract anniversary following the original owner's or original annuitant's 75th birthday ("lock-in date"), the death benefit amount is locked-in. After the lock-in date, the death benefit increases by purchase payments (subject to applicable restrictions) made after the lock-in date, minus the proportionate withdrawal amount of each partial surrender (and any applicable fees and charges). The death benefit is locked-in, so it will only decrease by the proportionate withdrawal amount of each partial surrender (and any applicable fees and charges). Once the standard death benefit equals the annual enhanced death benefit, the annual enhanced death benefit and any associated charge terminate. The standard death benefit then applies.



  TERMINATION. . You may terminate the annual enhanced death benefit at anytime. Once the annual enhanced death benefit is terminated, it cannot be reinstated (except in Florida).


  The annual cost of the rider is 0.20% of the annual accumulated value (0.15% in New York). The charge is equal to 0.05% (0.0375% in New York) of the average accumulated value during the calendar quarter. The cost will be deducted through the redemption of units from your Contract's accumulated value in the same proportion as the surrender allocation percentages among the DCA Plus Accounts, Fixed Account and divisions. If the rider is purchased after the beginning of a quarter, then the charge is prorated according to the number of days it is in effect during the quarter. Upon termination of the rider or upon death, you will be charged based on the number of days it is in effect during the quarter. The enhanced death benefit rider is only available at the time the Contract is issued. Thus, once a Contract has been purchased without the rider, it may not be added at a later date.


Payment of Death Benefit
------------------------
The death benefit is usually paid within seven days of our receiving all documents (including proof of death) that we require to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than seven days. Under certain circumstances, this payment may be delayed (see Delay of Payments). We pay interest (at least 3% or as required by state law) on the death benefit from the date we receive all required documents until payment is made or until the death benefit is applied under an annuity payment option.

NOTE: Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.

THE ANNUITY PAYMENT PERIOD
Annuitization Date
You may specify an annuitization date in your application. You may elect to receive payments under an annuity payment option at any time. If you do not specify an annuitization date, then the annuitization date is the later of the older annuitant's 85th birthday or 10 years after issuance. If the annuitant is living and the Contract is in force on that date, we will notify you to begin taking payments under the Contract. You may not select an annuitization date which is on or after the older annuitant's 85th birthday or 10 years after the contract date, whichever is the later. (No later than age 88 in Pennsylvania or age 90 in New York.)

You may fully annuitize your Contract at any time after the first contract anniversary by electing to receive payments under an annuity benefit payment option. You may select when you want the payments to begin (within the period that begins the business day following our receipt of your instruction and ends one year after our receipt of your instruction).

Depending on the type of annuity payment option selected, payments that are initiated either before or after the annuitization date may be subject to penalty taxes (see FEDERAL TAX MATTERS). You should consider this carefully when you select or change the annuitization date.


You may change the annuitization date with our prior approval. The request must be in writing and approved before we issue a supplementary contract which provides an annuity payment option.


Annuity Payment Options
-----------------------
We offer fixed annuity payments. If, however, the accumulated value on the annuitization date is less than $5,000 or if the amount applied under an annuity payment option is less than the minimum requirement, we may pay out the entire amount. No surrender charge would be imposed. The Contract would then be canceled.

You may choose from several fixed annuity payment options. Payments will be made on the frequency you choose. You may elect to have your annuity payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to make any total or partial surrender after the annuity payments start.


The amount of the annuity payment depends on:
  . amount of accumulated value;
  . annuity payment option selected; and
  . age and gender of annuitant (unless fixed income option is selected).

The mortality risk assumed by the Company is to make annuity benefit payments for the life of annuitants regardless of how long they might live. Annuity benefit payments are determined in accordance with annuity tables and other provisions contained in the Contract. The annuity benefit payment tables contained in this Contract are based on the Annuity Mortality 1983 Table a. These tables are guaranteed for the life of the Contract. The amount of the initial payment is determined by applying the accumulated value as of the date of annuitization to the annuity table for the annuitant's annuity option, gender, and age.


Annuity payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in fixing the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because under most such plans, such Contract provisions are prohibited by law.


You may select an annuity payment option or change a previous selection by written request. We must receive the request on or before the annuitization date. If an annuity payment option is not selected, then we will automatically apply the Life Income with Payments Guaranteed for a Period of 10 Years (see below). If you designate joint annuitants, then payment will be made pursuant to a Joint and Full Survivor Life Income for a Period of 10 Years (see below). Tax laws and regulations may impose further restrictions on annuity payment options.


Payments under the annuity payment options are made as of the first day of each payment period beginning with the annuitization date. The available annuity payment options are:



FIXED INCOME . Payments of a fixed amount or payments for a fixed period of at least five years but not more than 30 years. Payments stop after all guaranteed payments are made.



LIFE INCOME . Payments are made as of the first day of each payment period during the annuitant's life, starting with the annuitization date. No payments are made after the annuitant dies. It is possible that you would only receive one payment under this option if the annuitant dies before the second payment is due.



LIFE INCOME WITH PAYMENTS GUARANTEED FOR A PERIOD OF 5 TO 20 YEARS . Payments are made on the first day of each payment period beginning on the annuitization date. Payments will continue until the annuitant dies. If the annuitant dies before all of the guaranteed payments have been made, then we will continue the guaranteed payments to the beneficiary.


JOINT AND FULL SURVIVOR LIFE INCOME WITH PAYMENTS GUARANTEED FOR A PERIOD OF 10

YEARS . Payments continue as long as either the annuitant or the joint annuitant is alive. If both die before all guaranteed payments have been made, the guaranteed remaining payments are made to the beneficiary.



JOINT AND TWO-THIRDS SURVIVOR LIFE INCOME . Payments continue as long as either the annuitant or the joint annuitant is alive. If either the annuitant or joint annuitant dies, payments continue to the survivor at two-thirds the original amount. Payments stop when both the annuitant and joint annuitant have died. It is possible that only one payment is made under this option if both annuitants die before the second payment is due.


Other annuity payment options may be available with our approval.


If you own one or more qualified annuity contracts, in order to avoid tax penalties, payments from at least one of your qualified contracts must start no later than April 1 following the calendar year in which you turn age 701/2. The required minimum payment is a distribution in equal (or substantially equal) amounts over your life or over the joint lives of you and your designated beneficiary. In addition, payments must be made at least once a year. Tax penalties may also apply at your death on certain excess accumulations. You should consider potential tax penalties with your tax advisor when selecting an annuity payment option or taking other distributions from the Contract.


Additional rules apply to distributions under non-qualified contracts (see Required Distributions for Non-Qualified Contracts). However, the rules do not apply to contracts issued in connection with IRAs, SEPs or SIMPLE-IRAs.


The mortality risk assumed by the Company is to make annuity payments for the full life of all annuitants regardless of how long they, or any individual annuitant, might live. Mortality risk does not apply to the Fixed Income option. Annuity payments are determined in accordance with annuity tables and other provisions contained in the Contract. This assures neither an annuitant's own longevity, nor an improvement in life expectancy, will have an adverse effect on the annuity payments received under this Contract. The annuity payment tables contained in this Contract are based on the Annuity Mortality 1983 Table a. These tables are guaranteed for the life of the Contract.


DEATH OF ANNUITANT (DURING THE ANNUITY BENEFIT PAYMENT PERIOD)
--------------------------------------------------------------
If the annuitant dies during the annuity benefit payment period, remaining payments are made to the owner throughout the guarantee period, if any, or for the life of any joint annuitant, if any. If the owner is the annuitant, remaining payments are made to the contingent owner. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.

CHARGES AND DEDUCTIONS


An annual fee, a mortality and expense risks charge and in some circumstances a rider charge are deducted under the Contract. A surrender charge may also be deducted from certain surrenders made before the annuitization date. We reserve the right to assess a transaction fee, state premium taxes and a daily administration charge. There are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds' prospectuses. Other than the Annual Fee (which we do not expect to generate a profit), we expect a profit from the fees and charges listed below.


ANNUAL FEE
Contracts with an accumulated value of less than $30,000 are subject to an annual Contract fee of the lesser of $30 or 2% of the accumulated value. Currently we do not charge the annual fee if your accumulated value is $30,000 or more. If you own more than one Contract, all the Contracts you own or jointly own are aggregated, on each Contract's anniversary, to determine if the $30,000 minimum has been met and whether that Contract will be charged.
The fee is deducted from the investment option that has the greatest value. The fee is deducted on each contract anniversary and upon total surrender of the Contract. The fee assists in covering administration costs.

The administrative costs include costs associated with:
.. issuing Contracts;
.. establishing and maintaining the records which relate to Contracts; .. making regulatory filings and furnishing confirmation notices;
.. preparing, distributing and tabulating voting materials and other communications;
.. providing computer, actuarial and accounting services; and .. processing Contract transactions.

MORTALITY AND EXPENSE RISKS CHARGE
We assess each division with a daily charge for mortality and expense risks. The annual rate of the charge is 1.25% of the average daily net assets of the Separate Account. We agree not to increase this charge for the duration of the Contract. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated.

We have a mortality risk in that we guarantee payment of a death benefit in a single sum or under an annuity payment option. No surrender charge is imposed on a death benefit payment which gives us an additional mortality risk.


The expense risk that we assume is that the actual expenses incurred in issuing and administering the Contract exceed the Contract limits on administrative charges.


If the mortality and expense risks charge is not enough to cover the costs, we bear the loss. If the amount of mortality and expense risks charge deducted is more than our costs, the excess is profit to the Company.




   PREMIUM PAYMENT CREDIT RIDER . The current charge for the rider is 0.60% of the average daily net assets of the Separate Account divisions. In addition, we reserve the right to reduce the Fixed Account interest rate by up to 0.60%. The charge is assessed until completion of your 8th contract year and only prior to the annuitization date. This charge is assessed daily when the value of a unit is calculated.

   The rider charge is intended to cover the cost of the credit.




TRANSACTION FEE
We reserve the right to charge a transaction fee of $30 that applies to each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year.

TRANSFER FEE
We also reserve the right to charge a $30 transaction fee on each unscheduled transfer after the 12th such transfer in a contract year. The transaction fee would be deducted from the investment options from which the amount is surrendered or transferred, on a pro rata basis.

PREMIUM TAXES
We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. Any deduction is made from either a purchase payment when we receive it, or the accumulated value when you request a surrender (total or partial) or it is applied under an annuity payment option. Premium taxes range from 0% in most states to as high as 3.50%.

SURRENDER CHARGE
No sales charge is collected or deducted when purchase payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The amounts we receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (commissions and other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company's General Account assets which includes profit, if any, from the mortality and expense risks charge.

The surrender charge for any total or partial surrender is a percentage of the purchase payments surrendered which were received by us during the contract years prior to the surrender. The applicable percentage which is applied to the sum of the purchase payments paid during each contract year is determined by the following tables. The amount of the Purchase Payment Credit, if any, is not included in the sum of the purchase payments paid.


Surrender Charge without the purchase payment credit rider (as a percentage of amounts surrendered)

 NUMBER OF COMPLETED CONTRACT YEARS   SURRENDER CHARGE APPLIED TO ALL
    SINCE EACH PURCHASE PAYMENT        PURCHASE PAYMENTS RECEIVED IN
              WAS MADE                      THAT CONTRACT YEAR
 ------------------------------------ -------------------------------
   0 (year of purchase payment)*                    6%
                 1                                  6%
                 2                                  6%
                 3                                  5%
                 4                                  4%
                 5                                  3%
                 6                                  2%
            7 and later                             0%



Surrender Charge with the purchase payment credit rider (as a percentage of amounts surrendered)

                    NUMBER OF COMPLETED CONTRACT YEARS   SURRENDER CHARGE APPLIED TO ALL
                       SINCE EACH PURCHASE PAYMENT        PURCHASE PAYMENTS RECEIVED IN
                                 WAS MADE                      THAT CONTRACT YEAR
                    ----------------------------------   -------------------------------
                      0 (year of purchase payment)*                    8%
                                    1                                  8%
                                    2                                  8%
                                    3                                  8%
                                    4                                  7%
                                    5                                  6%
                                    6                                  5%
                                    8                                  3%
                               9 and later                             0%


    * Each purchase payment begins in year 0 for purposes of calculating the percentage applied to that payment. However, purchase payments are added together by contract year for purposes of determining the applicable surrender charge percentage. If your contract year begins April 1 and ends March 31 the following year, then all purchase payments received during that period are considered to have been made in that contract year.


For purpose of calculating surrender charges, we assume that surrenders and transfers are made in the following order:
.. first from purchase payments no longer subject to a surrender charge;
.. then from the free surrender privilege (first from the earnings, then from the oldest purchase payments (first-in, first-out)) described below; and .. then from purchase payments subject to a surrender charge on a first-in, first-out basis.

A surrender charge is not imposed in states where it is prohibited, including:
.. New Jersey - no surrender charge for total surrender on or after the later of the annuitant's 64th birthday or 4 years after the contract date.
.. Washington - no surrender charge for total surrender on or after the later of the annuitant's 70th birthday or 10 years after the contract date.

FREE SURRENDER PRIVILEGE
The free surrender privilege is an amount normally subject to a surrender charge that may be surrendered without a charge. The free surrender privilege is the greater of:
.. earnings in the Contract (earnings = accumulated value less unsurrendered purchase payments as of the surrender date); or .. 10% of the purchase payments still subject to the surrender charge, decreased by any partial surrenders since the last contract anniversary.
The free surrender privilege not used in a contract year is not added to the free surrender privilege for any following contract year(s).

Unscheduled partial surrenders of the free surrender privilege may be subject to the transaction fee described above.

Waiver of Surrender Charge
--------------------------
The surrender charge does not apply to:
.. amounts applied under an annuity payment option; or .. payment of any death benefit, however, the surrender charge does apply to purchase payments made by a surviving spouse after an owner's death; or .. amounts distributed to satisfy the minimum distribution requirement of Section
  401(a)9 of the Internal Revenue Code provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or
.. an amount transferred from the Contract to a single premium immediate annuity issued by the Company after the surrender charge period has expired; or .. an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant's spouse when the distribution is made pursuant to a divorce decree.

Waiver of Surrender Charge Rider
--------------------------------
This rider is automatically made a part of the Contract at issue. There is no charge for the rider. This rider waives the surrender charge on surrenders made after the first contract anniversary if the original owner or original annuitant has a critical need. Waiver of the surrender charge is available for critical need if the following conditions are met:
.. original owner or original annuitant has a critical need; and .. the critical need did not exist before the contract date.
.. For the purposes of this section, the following definitions apply:
  . critical need - owner's or annuitant's confinement to a health care facility, terminal illness diagnosis or total and permanent disability. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement's end.
  . health care facility - a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility primarily providing drug or alcohol treatment, or a facility owned or operated by the owner, annuitant or a member of their immediate families.
  . terminal illness - sickness or injury that results in the owner's or annuitant's life expectancy being 12 months or less from the date notice to receive a distribution from the Contract is received by the Company. In Texas and Oregon, terminal illness is not included in the criteria for critical need.
  . total and permanent disability - a disability that occurs after the contract date but before the original owner or annuitant reaches age 65 and qualifies to receive social security disability benefits. In New York, a different definition of total and permanent disability applies. Contact us at 1-800-852-4450 for additional information.

NOTE: The waiver of surrender charge rider is not available in Massachusetts, New Jersey or Pennsylvania. Specific information is available from your sales representative or the annuity service office (1-800-852-4450).

ADMINISTRATION CHARGE
We reserve the right to assess each division with a daily charge at the annual rate of 0.15% of the average daily net assets of the division. This charge would only be imposed before the annuitization date. This charge would be assessed to help cover administrative expenses. Administrative expenses include the cost of issuing the Contract, clerical, record keeping and bookkeeping services, keeping the required financial and accounting records, communicating with Contract owners and making regulatory filings.

SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS
Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.
   GROUP ARRANGEMENT - program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.
   SPONSORED ARRANGEMENT - program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.

The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual fees or surrender charges.


Availability of the reduction and the size of the reduction (if any) is based on certain criteria.


Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected purchase payments, total assets under management for the Contract owner, the relationship among the group's members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our opinion are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administrative costs resulting from these arrangements. We may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected Contract owners and other contract owners with contracts funded by the Separate Account.


FIXED ACCOUNT AND DCA PLUS ACCOUNTS


This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate Account. It only contains selected information regarding the Fixed Account and DCA Plus Accounts. Assets in the Fixed Account and DCA Plus Accounts are held in the General Account of the Company.


The General Account is the assets of the Company other than those allocated to any of the Company's Separate Accounts. Subject to applicable law, the Company has sole discretion over the assets in the General Account. Because of exemptive and exclusionary provisions, interests in the Fixed Account and DCA Plus Accounts are not registered under the Securities Act of 1933 and the General Account is not registered as an investment company under the Investment Company Act of 1940. The Fixed Account and DCA Plus Accounts are not subject to these Acts. The staff of the SEC does not review the prospectus disclosures relating to the Fixed Account or DCA Plus Accounts. However, these disclosures are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. Separate Account expenses are not assessed against any Fixed Account or DCA Plus Account values. More information concerning the Fixed Account and DCA Plus Accounts is available from our annuity service office or from a sales representative.


FIXED ACCOUNT
The Company guarantees that purchase payments allocated and amounts transferred to the Fixed Account earn interest at a guaranteed interest rate. In no event will the guaranteed interest rate be less than 3% compounded annually.

Each purchase payment allocated or amount transferred to the Fixed Account earns interest at the guaranteed rate in effect on the date it is received or transferred. This rate applies to each purchase payment or amount transferred through the end of the contract year.


Each contract anniversary, we declare a renewal interest rate that is guaranteed and applies to the Fixed Account value in existence at that time. This rate applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account accumulated value from which deductions for fees and charges may be made.


FIXED ACCOUNT ACCUMULATED VALUE
Your Fixed Account accumulated value on any valuation date is equal to:
.. purchase payments allocated to the Fixed Account;
.. plus any transfers to the Fixed Account from the other investment options; .. plus interest credited to the Fixed Account;
.. minus any surrenders or applicable surrender charges from the Fixed Account; .. minus any transfers to the Separate Account.

FIXED ACCOUNT TRANSFERS, TOTAL AND PARTIAL SURRENDERS
Transfers and surrenders from the Fixed Account are subject to certain limitations. In addition, surrenders from the Fixed Account may be subject to a charge (see Surrender Charge).

You may transfer amounts from the Fixed Account to the divisions before the annuitization date and as provided below. The transfer is effective on the valuation date following our receiving your instructions. You may transfer amounts on either a scheduled or unscheduled basis. You may not make both scheduled and unscheduled Fixed Account transfers in the same contract year.


Unscheduled Fixed Account Transfers
-----------------------------------
The minimum transfer amount is $100 (or entire Fixed Account accumulated value if less than $100). Once per contract year, within the 30 days following the contract anniversary date, you can:
.. transfer an amount not to exceed 25% of your Fixed Account accumulated value;
  or
.. transfer up to 100% of your Fixed Account accumulated value if your Fixed
  Account accumulated value is less than $1,000; or the renewal interest rate for your Fixed Account accumulated value for the current contract year is more than one percentage point lower than the weighted average of your Fixed Account interest rates for the preceding contract year.
    We will inform you if the renewal interest rate falls to that level.

Scheduled Fixed Account Transfers
---------------------------------
Fixed Account Dollar Cost Averaging
You may make scheduled transfers on a monthly basis from the Fixed Account to the Separate Account as follows:
.. You may establish scheduled transfers by sending a written request or by telephoning the annuity service office at 1-800-852-4450.
.. Transfers occur on a date you specify (other than the 29th, 30th or 31st of any month).
.. If the selected date is not a valuation date, the transfer is completed on the next valuation date.
.. Scheduled transfers are only available if the Fixed Account accumulated value is $5,000 or more at the time the scheduled transfers begin.
.. Scheduled monthly transfers of an amount not to exceed 2% of your Fixed
  Account accumulated value at the beginning of the contract year or the current Fixed Account accumulated value will continue until the Fixed Account accumulated value is zero or until you notify us to discontinue them.
.. The minimum transfer amount is $100.
.. If the Fixed Account accumulated value is less than $100 at the time of transfer, then the entire Fixed Account accumulated value will be transferred. .. If you stop the transfers, you may not start them again without our prior approval.



DOLLAR COST AVERAGING PLUS PROGRAM (DCA PLUS PROGRAM)
Purchase payments allocated to the DCA Plus Accounts earn a guaranteed interest rate. A portion of your DCA Plus Account accumulated value is periodically transferred (on the 28th of each month) to divisions or to the Fixed Account. If the 28th is not a valuation date, then the transfer occurs on the next valuation date. The transfers are allocated according to your DCA Plus allocation instructions. Transfers into a DCA Plus Account are not permitted. If you elect the purchase payment credit rider, you may not participate in the DCA Plus Program.




DCA Plus Purchase Payments
--------------------------
You may enroll in the DCA Plus program by allocating a minimum purchase payment of $1,000 into a DCA Plus Account and selecting divisions and/or the Fixed Account into which transfers will be made. Subsequent purchase payments of at least $1,000 are permitted. You can change your DCA Plus allocation instructions during the transfer period. Automatic portfolio rebalancing does not apply to DCA Plus Accounts.

DCA Plus purchase payments receive the fixed rate of return in effect on the date each purchase payment is received by us. The rate of return remains in effect for the remainder of the 6-month or 12-month DCA Plus transfer program.


Selecting A DCA Plus Account
----------------------------
DCA Plus Accounts are available in either a 6-month transfer program or a 12-month transfer program. The 6-month transfer program and the 12-month transfer program generally will have different credited interest rates. You may enroll in both a 6-month and 12-month DCA Plus program. However, you may only participate in one 6-month and one 12-- month DCA Plus program at a time. Under the 6-month transfer program, all payments and accrued interest must be transferred from the DCA Plus Account to the selected divisions and/or Fixed Account in no more than 6 months. Under the 12-month transfer program, all payments and accrued interest must be transferred to the selected divisions and/or Fixed Account in no more than 12 months.

We will transfer an amount each month which is equal to your DCA Plus Account value divided by the number of months remaining in your transfer program. For example, if four scheduled transfers remain in the six-month transfer program and the DCA Plus Account accumulated value is $4,000, the transfer amount would be $1,000 ($4,000 / 4).


Scheduled DCA Plus Transfers
----------------------------
Transfers are made from DCA Plus Accounts to divisions and the Fixed Account according to your allocation instructions. The transfers begin after we receive your purchase payment and completed enrollment instructions. Transfers occur on the 28th of the month and continue until your entire DCA Plus Account accumulated value is transferred.

Unscheduled DCA Plus Transfers
------------------------------
You may make unscheduled transfers from DCA Plus Accounts to divisions and/or the Fixed Account. A transfer is made, and values determined, as of the end of the valuation period in which we receive your request.

DCA Plus Surrenders
-------------------
You may make scheduled or unscheduled surrenders from DCA Plus Accounts. Purchase payments earn interest according to the corresponding rate until the surrender date. Surrenders are subject to any applicable surrender charge.

GENERAL PROVISIONS


THE CONTRACT
The entire Contract is made up of: the Contract, copies of any applications, amendments, riders and endorsements attached to the Contract; current data pages; copies of any supplemental applications, amendments, endorsements and revised Contract pages or data pages which are mailed to you. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.

DELAY OF PAYMENTS
Surrenders are generally made within seven days after we receive your instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death, annuitization of accumulated value or the transfer to or from a division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).

The right to sell shares may be suspended during any period when:
.. trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or .. an emergency exists, as determined by the SEC, as a result of which:
  . disposal by a mutual fund of securities owned by it is not reasonably practicable;
  . it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or
  . the SEC permits suspension for the protection of security holders.

If payments are delayed and your surrender or transfer is not canceled by your written instruction, the amount to be surrendered, annuitized or transferred will be determined the first valuation date following the expiration of the permitted delay. The surrender, annuitization or transfer will be made within seven days thereafter.


In addition, payments on surrenders attributable to a purchase payment made by check may be delayed up to 15 days. This permits payment to be collected on the check.

We may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to six months.


MISSTATEMENT OF AGE OR GENDER
If the age or, where applicable, gender of the annuitant has been misstated, we adjust the annuity payment under your Contract to reflect the amount that would have been payable at the correct age and gender. If we make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.

ASSIGNMENT
You may assign ownership of your non-qualified Contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.

An assignment must be made in writing and filed with us at the annuity service office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the annuitant and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single lump sum.


CHANGE OF OWNER OR ANNUITANT
You may change your non-qualified Contract ownership and/or annuitant designation at any time. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. If ownership is changed, then the waiver of the surrender charge for surrenders made because of critical need of the owner is not available. We reserve the right to require that you send us the Contract so that we can record the change.

BENEFICIARY
While this Contract is in force, you have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us notice.

CONTRACT TERMINATION
We reserve the right to terminate the Contract and make a single sum payment (without imposing any charges) to you if your accumulated value at the end of the accumulation period is less than $2,000. Before the Contract is terminated, we will send you a notice to increase the accumulated value to $2,000 within 60 days. Termination of the Contract will not unfairly discriminate against any owner.




REINSTATEMENT
If you have replaced this Contract with an annuity contract from another company and want to reinstate this Contract, then the following apply:
.. we reinstate the Contract effective on the original surrender date;
..if you had the premium payment credit rider on the original Contract, the 9-year surrender charge period applies to the reinstated Contract. The remaining surrender charge period, if any, is calculated based on the number of years since the original contract date;
..we apply the amount received from the other company and the amount of the surrender charge you paid when you surrendered the Contract;
..these amounts are priced on the valuation day the money from the other company is received by us;
.. commissions are not paid on the reinstatement amounts; and .. new data pages are sent to your address of record.




REPORTS
We will mail to you a statement, along with any reports required by state law, of your current accumulated value at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity payments.

Quarterly statements reflect purchases and surrenders occurring during the quarter as well as the balance of units owned and accumulated values.


IMPORTANT INFORMATION ABOUT PROCEDURES
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver's license or other identifying documents.

If concerns arise with verification of your identification, no transactions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your initial purchase payment, the account(s) will be closed and redeemed in accordance with normal redemption procedures.


RIGHTS RESERVED BY THE COMPANY


We reserve the right to make certain changes if, in our judgment, they best serve the interests of you and the annuitant or are appropriate in carrying out the purpose of the Contract. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases. Examples of the changes the Company may make include:
.. transfer assets in any division to another division or to the Fixed Account; .. add, combine or eliminate a division(s);
.. substitute the units of a division for the units of another division;
  . if units of a division are no longer available for investment; or . if in our judgment, investment in a division becomes inappropriate considering the purposes of the Separate Account.

FREQUENT TRADING AND MARKET-TIMING (ABUSIVE TRADING PRACTICES)
This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Contract.

We consider frequent trading and market timing activities to be abusive trading practices because they:
.. Disrupt the management of the underlying mutual funds by;
  . forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and
  . causing unplanned portfolio turnover;
.. Hurt the portfolio performance of the underlying mutual funds; and .. Increase expenses of the underlying mutual fund and separate account due to;
  . increased broker-dealer commissions; and
  . increased recordkeeping and related costs.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.


If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
.. Rejecting transfer instructions from a Contract owner or other person authorized by the owner to direct transfers;
.. Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1/st/ class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
.. Limiting the number of unscheduled transfer during a Contract year to no more than 12;
.. Requiring a holding period of a minimum of thirty days before permitting transfers among the divisions where there is evidence of at least one round-trip transaction by the owner; and

.. Taking such other action as directed by the underlying mutual fund.

The underlying mutual funds have reserved the right to accept or reject, without prior written notice, any transfer requests.


In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.


DISTRIBUTION OF THE CONTRACT


The individuals who sell the Contract are authorized to sell life and other forms of personal insurance and variable annuities. These people will usually be representatives of Princor Financial Services Corporation ("Princor"), Principal Financial Group, Des Moines, Iowa 50392-2080 which is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. As the principal underwriter, Princor is paid 6.5% of purchase payments by the Company for the distribution of the Contract. The Company and Princor may receive a portion of the Fidelity Variable Insurance Products and Janus Aspen Series Funds' expenses for record keeping, marketing and distribution services. The Contract may also be sold through other selected broker-dealers registered under the Securities and Exchange Act of 1933 or firms that are exempt from such registration. Princor is also the principal underwriter for various registered investment companies organized by the Company. Princor is a subsidiary of Principal Financial Services, Inc.


From time to time, Princor may enter into special arrangements with certain broker-dealers and may enter into special arrangements with registered representatives of Princor. These special arrangements may provide for the payment of higher compensation to such broker-dealers and registered representatives for selling the Contract.


PERFORMANCE CALCULATION


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.


The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.


From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield" for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the division refers to the income generated by an investment in the division over a 7-day period (which period is stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The "effective yield" is slightly higher than the "yield" because of the compounding effect of the assumed reinvestment.

In addition, the Separate Account advertises the "yield" for other divisions for the Contract. The "yield" of a division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period.


The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.


VOTING RIGHTS


The Company votes shares of the underlying mutual funds at meetings of shareholders of those mutual funds. It follows your voting instructions if you have an investment in the corresponding division.


The number of mutual fund shares in which you have a voting interest is determined by your investments in an underlying mutual fund as of a "record date." The record date is set by the mutual fund within the requirements of the laws of the state which govern the various mutual funds. The number of mutual fund shares held in the Separate Account attributable to your interest in each division is determined by dividing the value of your interest in that division by the net asset value of one share of the mutual fund. Shares for which owners are entitled to give voting instructions, but for which none are received, and shares of the mutual fund owned by the Company are voted in the same proportion as the total shares for which voting instructions have been received.


Voting materials are provided to you along with an appropriate form that may be used to give voting instructions to the Company.


If the Company determines pursuant to applicable law, that mutual fund shares held in Separate Account B need not be voted pursuant to instructions received from owners, then the Company may vote mutual fund shares held in the Separate Account in its own right.


FEDERAL TAX MATTERS


The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser about the tax implications of taking action under a Contract or related retirement plan.


NON-QUALIFIED CONTRACTS
Section 72 of the Internal Revenue Code governs the income taxation of annuities in general.
.. Purchase payments made under non-qualified Contracts are not excludable or deductible from your gross income or any other person's gross income.
.. An increase in the accumulated value of a non-qualified Contract owned by a natural person resulting from the investment performance of the Separate Account or interest credited to the DCA Plus Accounts and the Fixed Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.
.. Generally, owners who are not natural persons are immediately taxed on any increase in the accumulated value.

The following discussion applies generally to Contracts owned by natural persons.
.. Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.
.. The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.
.. Annuity payments:
  . The investment in the Contract is generally the total of the purchase payments made.
  . The portion of the annuity payment that represents the amount by which the accumulated value exceeds purchase payments is taxed as ordinary income. The remainder of each annuity payment is not taxed.
  . After the purchase payment(s) in the Contract is paid out, the full amount of any annuity payment is taxable.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the same owner within the same calendar year are treated as if they are a single contract.


A transfer of ownership of a Contract, or designation of an annuitant or other payee who is not also the owner, may result in a certain income or gift tax consequences to the owner. If you are contemplating any transfer or assignment of a Contract, you should contact a competent tax advisor with respect to the potential tax effects of such transactions.


REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS
In order for a non-qualified Contract to be treated as an annuity contract for federal income tax purposes, the Internal Revenue Code requires:
.. If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person's death.
.. If you die prior to the annuitization date, the entire interest in the Contract will be distributed:
  . within five years after the date of your death; or . as annuity payments which begin within one year of your death and which are made over the life of your designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.
.. If you take a distribution from the Contract before you are 591/2, you may incur an income tax penalty.

Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single sum, subject to proof of your death. The beneficiary may elect by written request to receive an annuity payment option instead of a lump sum payment.


If your designated beneficiary is your surviving spouse, the Contract may be continued with your spouse deemed to be the new owner for purposes of the Internal Revenue Code. Where the owner or other person receiving payments is not a natural person, the required distributions provided for in the Internal Revenue Code apply upon the death of the annuitant.


IRA, SEP, AND SIMPLE-IRA
The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.
.. IRA - An Individual Retirement Annuity (IRA) is a retirement savings annuity.
  Contributions grow tax deferred.
.. SEP-IRA - A SEP is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your employees by contributing to their IRAs.
.. SIMPLE-IRA - SIMPLE stands for Savings Incentive Match Plan for Employers. A
  SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, purchase payments made under a retirement program recognized under the Internal Revenue Code are excluded from the participant's gross income for tax purposes prior to the annuitization date (subject to applicable state law). The portion, if any, of any purchase payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee's option may be subject to limitations.


If you are purchasing this Contract to fund a tax-qualified retirement plan (IRA, SEP, SIMPLE IRA), you should be aware that this tax deferral feature is available with any qualified investment vehicle and is not unique to an annuity. This Contract provides additional benefits such as lifetime income options, death benefit protection and guaranteed expense levels. Carefully consider the features and benefits of the Contract in making the decision to purchase it.


The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your tax advisor for the rules which apply to your specific situation.

With respect to IRAs, IRA rollovers and SIMPLE-IRAs there is a 10% penalty under the Internal Revenue Code on the taxable portion of a "premature distribution." The tax is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation. Generally, an amount is a "premature distribution" unless the distribution is:
.. made on or after you reach age 591/2;
.. made to a beneficiary on or after your death;
.. made upon your disability;
.. part of a series of substantially equal periodic payments for the life or life expectancy of you or you and the beneficiary;
.. made to pay medical expenses;
.. for certain unemployment expenses;
.. for first home purchases (up to $10,000); or .. for higher education expenses.

ROLLOVER IRAS
If you receive a lump-sum distribution from a pension or profit sharing plan or tax-sheltered annuity, you may maintain the tax-deferred status of the money by rolling it into a "Rollover Individual Retirement Annuity." Generally, distributions from a qualified plan are subject to mandatory income tax withholding at a rate of 20%, unless the participant elects a direct rollover. You have 60 days from receipt of the money to complete this transaction. If you choose not to reinvest or go beyond the 60 day limit and are under age 591/2, you will incur a 10% IRS penalty as well as income tax expenses.

WITHHOLDING
Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required on payments delivered outside the United States. Moreover, special "backup withholding" rules may require us to disregard the recipient's election if the recipient fails to supply us with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the TIN provided by the recipient is incorrect.


MUTUAL FUND DIVERSIFICATION


The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the Contracts. Under this Internal Revenue Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified Contract holders.


The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.


STATE REGULATION


The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner's representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

In addition, we are subject to the insurance laws and regulations of other states and jurisdictions where we are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.


GENERAL INFORMATION


RESERVATION OF RIGHTS
The Company reserves the right to:
.. increase the minimum amount for each premium payment to not more than $1,000;
  and
.. terminate a Contract and send you the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000. The Company will first notify you of its intent to exercise this right and give you 60 days to increase the accumulated value to at least $2,000.

LEGAL MATTERS
Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Karen Shaff, General Counsel and Senior Vice President.

LEGAL PROCEEDINGS
There are no legal proceedings pending to which Separate Account B is a party or which would materially affect Separate Account B.

REGISTRATION STATEMENT
This prospectus omits some information contained in the SAI (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the SAI by writing or telephoning the annuity service office. You may obtain a copy of Part C of the registration statement from the SEC, Washington, D.C. by paying the prescribed fees.

OTHER VARIABLE ANNUITY CONTRACTS
The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we may designate additional group or individual variable annuity contracts as participating in Separate Account B.

CUSTOMER INQUIRIES
Your questions should be directed to: Principal Flexible Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, 1-800-852-4450.

INDEPENDENT AUDITORS
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, for the periods indicated in their reports which also appear in the SAI.

FINANCIAL STATEMENTS


The consolidated financial statements of Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

Independent Auditors....................................................

Principal Underwriter...................................................

Calculation of Yield and Total Return...................................

Taxation Under Certain Retirement Plans.................................

Principal Life Insurance Company Separate Account B

 Report of Independent Auditors.........................................

 Financial Statements...................................................

Principal Life Insurance Company

 Report of Independent Auditors.........................................

 Consolidated Financial Statements......................................

To obtain a free copy of the SAI write or telephone:

                      Principal Flexible Variable Annuity
                           Principal Financial Group
                                 P.O. Box 9382
                          Des Moines, Iowa 50306-9382
                           Telephone: 1-800-852-4450

APPENDIX A - SEPARATE ACCOUNT DIVISIONS

The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

AIM V.I. CORE EQUITY DIVISION

              INVESTS IN: AIM V.I. Core Equity Fund - Series I
              INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks growth of capital with a secondary objective of current income. The Fund invests primarily in equity securities.

AIM V.I. DYNAMICS DIVISION

              INVESTS IN: AIM V.I. Dynamics Fund - Series I
              INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily in equity securities.

AIM V.I. GROWTH DIVISION

              INVESTS IN: AIM V.I. Growth Fund - Series I
              INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks growth of capital while investing principally in seasoned and better capitalized companies.

AIM V.I. HEALTH SCIENCES DIVISION

              INVESTS IN: AIM V.I. Health Sciences Fund - Series I INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks long-term capital growth. The Fund invests primarily in equity securities.

AIM V.I. PREMIER EQUITY DIVISION

              INVESTS IN: AIM V.I. Premier Equity Fund - Series I
              INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital. Income is a secondary objective. The Fund invests primarily in equity securities.

AIM V.I. SMALL COMPANY GROWTH DIVISION

              INVESTS IN: AIM V.I. Small Company Growth Fund - Series I INVESTMENT ADVISOR: A I M Advisors, Inc.

              INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily in small-capitalization companies.

AIM V.I. TECHNOLOGY DIVISION

              INVESTS IN: AIM V.I. Technology Fund - Series I
              INVESTMENT ADVISOR: A I M Advisors, Inc.
              INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily in equity securities and equity related instruments of companies engaged in technology related industries.

AMERICAN CENTURY VP INCOME & GROWTH DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Income &
                Growth Fund - Class I
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks dividend growth, current income and appreciation. The account will seek to achieve its investment objective by investing in common stocks.

AMERICAN CENTURY VP ULTRA DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. Ultra Fund
                - Class I
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks long-term capital growth by investing primarily in common stocks of large U.S. companies.

AMERICAN CENTURY VP VALUE DIVISION

              INVESTS IN: American Century Variable Portfolios, Inc. VP Value
                Fund - Class II
              INVESTMENT ADVISOR: American Century Investment Management, Inc. INVESTMENT OBJECTIVE: seeks capital growth over time and, secondarily, income by investing primarily in equity securities.

DREYFUS IP FOUNDERS DISCOVERY DIVISION

              INVESTS IN: Dreyfus Investment Portfolios Founders Discovery
                Portfolio - Initial Class
              INVESTMENT ADVISOR: Founders Asset Management LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks capital appreciation. To pursue this goal, the portfolio invests primarily in equity securities of small, U.S. based companies which are characterized as "growth" companies.

FIDELITY VIP CONTRAFUND DIVISION

              INVESTS IN: Fidelity VIP Contra Portfolio - Service Class INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks long-term capital appreciation. The
                Fund invests primarily in common stocks.

FIDELITY VIP EQUITY-INCOME DIVISION

              INVESTS IN: Fidelity VIP Equity-Income Portfolio - Service Class 2 INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goad is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 Index.

FIDELITY VIP GROWTH DIVISION

              INVESTS IN: Fidelity VIP Growth Portfolio - Service Class INVESTMENT ADVISOR: Fidelity Management & Research Company INVESTMENT OBJECTIVE: seeks long-term capital appreciation. The
                Fund invests primarily in common stocks.

JANUS ASPEN MID CAP GROWTH DIVISION

              INVESTS IN: Janus Aspen Series Mid Cap Growth Portfolio - Service
                Shares
              INVESTMENT ADVISOR: Janus Capital Management LLC
              INVESTMENT OBJECTIVE: seeks long-term growth of capital. It pursues its objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 80% of its net assets in equity securities of medium-sized companies.

ASSET ALLOCATION DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Asset Allocation
                Account
              INVESTMENT ADVISOR: Morgan Stanley Asset Management through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to generate a total investment return consistent with the preservation of capital. The Account intends to pursue a flexible investment policy in seeking to achieve this investment objective by investing primarily in equity and fixed-income securities.

BALANCED DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Balanced Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to generate a total return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of this objective by investing primarily in equity and fixed-income securities.

BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Bond Account INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

CAPITAL VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Capital Value
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation and secondarily growth investment income. The Account seeks to achieve its investment objectives through the purchase primarily of common stocks, but the Account may invest in other securities.

DIVERSIFIED INTERNATIONAL DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Diversified
                International Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in a portfolio of equity securities domiciled in any of the nations of the world.

EQUITY GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Equity Growth
                Account
              INVESTMENT ADVISOR: T. Rowe Price Associates, Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide long-term capital appreciation by investing primarily in growth-oriented common stocks of medium and large capitalization U.S. corporations and, to a limited extent, foreign corporations.

EQUITY INCOME DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Equity Income
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek to provide current income and long-term growth of income and capital. The Account seeks to achieve its objective by investing primarily in equity securities, preferred securities, real estate investment trusts and convertible securities.

GOVERNMENT SECURITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Government
                Securities Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek a high level of current income, liquidity and safety of principal.

GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Growth Account INVESTMENT ADVISOR: Columbus Circle Investors through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to seek growth of capital. The Account seeks to achieve its objective through the purchase primarily of common stocks, but the Account may invest in other securities.

INTERNATIONAL EMERGING MARKETS DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                Emerging Markets Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing in equity securities of issuers in emerging market countries.

INTERNATIONAL SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - International
                SmallCap Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of non-U.S. companies with comparatively smaller market capitalizations.

LARGECAP BLEND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Blend
                Account
              INVESTMENT ADVISOR: T. Rowe Price Associates, Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: seeks long-term growth of capital.

LARGECAP GROWTH EQUITY DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Growth
                Equity Account
              INVESTMENT ADVISOR: Grantham, Mayo, Van Otterloo & Co. LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in stocks of U.S. companies, with a focus on growth stocks.

LARGECAP STOCK INDEX DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Stock
                Index Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing in stocks of large U.S. companies. The Account attempts to mirror the investment results of the Standard & Poor's 500 Index.

LARGECAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - LargeCap Value
                Account
              INVESTMENT ADVISOR: Alliance Capital Management L.P. through its
                Bernstein Investment Research and Management unit through a sub-advisory agreement

              INVESTMENT OBJECTIVE: to seek long-term growth of capital.

LIMITED TERM BOND DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Limited Term Bond
                Account
              INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to provide current income.

MIDCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

MIDCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Growth
                Account
              INVESTMENT ADVISOR: The Dreyfus Corporation through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in growth stocks of medium market capitalization companies.

MIDCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - MidCap Value
                Account
              INVESTMENT ADVISOR: Neuberger Berman Management, Inc. through a sub-advisory agreement.
              INVESTMENT OBJECTIVE: seeks long-term growth of capital by investing primarily in equity securities of companies with value characteristics and medium market capitalizations.

MONEY MARKET DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Money Market
                Account
              INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing all of its assets in a portfolio of money market instruments.

REAL ESTATE SECURITIES DIVISION

              INVESTS IN: Principal Variable Contracts Fund - Real Estate
                Securities Account
              INVESTMENT ADVISOR: Principal Management Corporation
              INVESTMENT OBJECTIVE: to seek to generate a high total return. The
                Account will attempt to achieve its objective by investing primarily in equity securities of companies principally engaged in the real estate industry.

SMALLCAP DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Account INVESTMENT ADVISOR: Principal Global Investors, LLC through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of both growth and value oriented companies with comparatively smaller market capitalizations.

SMALLCAP GROWTH DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Growth
                Account
              INVESTMENT ADVISOR: Emerald Advisors, Inc. through a sub-advisory agreement and
                UBS Global Asset Management (Americas) Inc. through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital. The
                Account will attempt to achieve its objective by investing primarily in equity securities of growth companies with comparatively smaller market capitalizations.

SMALLCAP VALUE DIVISION

              INVESTS IN: Principal Variable Contracts Fund - SmallCap Value
                Account
              INVESTMENT ADVISOR: J.P. Morgan Investment Management, Inc.
                through a sub-advisory agreement
              INVESTMENT OBJECTIVE: to seek long-term growth of capital by investing primarily in equity securities of small companies with value characteristics and comparatively smaller market capitalizations.

APPENDIX B


CONDENSED FINANCIAL INFORMATION


Financial statements are included in the Statement of Additional Information. Following are unit values for the Contract for the periods ended December 31.

                                                                                                                             NUMBER
                                                                                        ACCUMULATION UNIT VALUE                OF
                                                                             ----------------------------------------------ACCUMULAT
                                                                              BEGINNING     END OF     PERCENTAGE OF CHANGE  END OF
                                 DIVISION                                     OF PERIOD     PERIOD      FROM PRIOR PERIOD  OUPERIODI
                                 --------                                     ---------     ------     --------------------    (IN
                                                                                                                            THOUSAND
                                                                                                                             -------
 AIM V.I. Core Equity
  2004

  2003
  2002                                                                             7.781        6.487         -16.63          4,400
  2001                                                                            10.211        7.781         -23.80          5,152
  2000                                                                            12.101       10.211         -15.62          4,586
 Period Ended December 31, 1999/(1) /                                             10.000       12.101          21.01          1,494
 AIM V.I. Growth

  2004

  2003                                                                             4.283
  2002                                                                       6.284        4.283               -31.84          3,594
  2001                                                                             9.624        6.284         -34.70          4,437
  2000                                                                            12.256        9.624         -21.48          4,277
 Period Ended December 31, 1999/(1)/                                              10.000       12.256          22.56            968
 AIM V.I. Premier Equity
  2004

  2003
  2002                                                                             8.408        5.791         -31.12          4,035
  2001                                                                             9.738        8.408         -13.66          4,011
  2000                                                                            11.553        9.738         -15.71          3,486
 Period Ended December 31, 1999/(1)/                                              10.000       11.553          15.53          1,149
 American Century Income & Growth
  2004

  2003
  2002                                                                             8.965        7.138         -20.37          1,122
 Period Ended December 31, 2001/(2)/                                              10.000        8.965         -10.35            368
 American Century Ultra
  2004

  2003
  2002                                                                             9.119        6.960         -23.67            436
 Period Ended December 31, 2001/(2)/                                              10.000        9.119          -8.81            120
 American Century Value
  2004

  2003
 Period Ended December 31, 2002/(3)/                                              10.000        8.408         -15.92            192
 Dreyfus Investments Portfolios - Founders Discovery
  2004

  2003
  2002                                                                             8.825        5.819         -34.06            134
 Period Ended December 31, 2001/(2)/                                              10.000        8.825         -11.75             22
 Fidelity VIP Contrafund
  2004

  2003
  2002                                                                             9.005        8.055         -10.55          4,524
  2001                                                                            10.405        9.005         -13.46          4,272
  2000                                                                            11.294       10.405          -7.87          3,917
 Period Ended December 31, 1999/(1)/                                              10.000       11.294          12.94          1,436
 Fidelity VIP Equity-Income
  2004

  2003
 Period Ended December 31, 2002/(3)/                                              10.000        8.009         -19.91            374
 Fidelity VIP Growth
  2004

  2003
  2002                                                                             8.640        5.956         -31.07          4,674
  2001                                                                            10.635        8.640         -18.76          5,285
  2000                                                                            12.108       10.635         -12.17          4,837
 Period Ended December 31, 1999/(1)/                                              10.000       12.108          21.08          1,441
 INVESCO VI-Dynamics
  2004

  2003
  2002                                                                             7.986        5.371         -32.74             45
 Period Ended December 31, 2001/(2)/                                              10.000        7.986         -20.14             31
 INVESCO VI-Health Sciences
  2004

  2003
  2002                                                                             9.852        7.375         -25.14            568
 Period Ended December 31, 2001/(2)/                                              10.000        9.852          -1.48            252
 INVESCO VI-Small Company Growth
  2004

  2003
  2002                                                                             8.443        5.743         -31.98            141
 Period Ended December 31, 2001/(2)/                                              10.000        8.443         -15.57             45
 INVESCO VI-Technology
  2004

  2003
  2002                                                                             7.070        3.711         -47.51            229
 Period Ended December 31, 2001/(2)/                                              10.000        7.070         -29.30            100
 Janus Aspen Mid Cap Growth
  2004

  2003
  2002                                                                             5.565        3.951         -29.01          1,636
  2001                                                                             9.329        5.565         -40.35          1,448
 Period Ended December 31, 2000/(//4//)/                                          10.000        9.329          -6.71             70
 Asset Allocation
  2004

  2003
  2002                                                                            18.753       16.123         -14.03          4,235
  2001                                                                            19.766       18.753          -5.12          4,644
  2000                                                                            19.696       19.766           0.36          4,505
  1999                                                                            16.690       19.696          18.01          3,913
  1998                                                                            15.478       16.690           7.83          3,762
  1997                                                                            13.260       15.478          16.73          3,134
  1996                                                                            11.891       13.260          11.51          2,264
  1995                                                                             9.978       11.891          19.17            912
 Balanced
  2004

  2003
  2002                                                                            16.213       13.901         -14.26          5,862
  2001                                                                            17.647       16.213          -8.13          6,926
  2000                                                                            17.846       17.647          -1.12          7,235
  1999                                                                            17.647       17.846           1.13          9,103
  1998                                                                            15.966       17.647          10.53          8,903
  1997                                                                            13.708       15.966          16.47          6,717
  1996                                                                            12.270       13.708          11.72          4,661
  1995                                                                             9.972       12.270          23.04          1,373
 Bond
  2004

  2003
  2002                                                                            15.648       16.885           7.91          9,735
  2001                                                                            14.655       15.648           6.78          8,059
  2000                                                                            13.718       14.655           6.83          6,415
  1999                                                                            14.260       13.718          -3.80          7,677
  1998                                                                            13.408       14.260           6.35          7,499
  1997                                                                            12.275       13.408           9.23          5,017
  1996                                                                            12.143       12.275           1.09          3,872
  1995                                                                            10.064       12.143          20.66          1,401
 Capital Value
  2004

  2003
  2002                                                                            20.053       17.098         -14.74          7,883
  2001                                                                            22.084       20.053          -9.20          8,725
  2000                                                                            21.888       22.084           0.90          8,705
  1999                                                                            23.156       21.888          -5.48         11,634
  1998                                                                            20.642       23.156          12.18         11,720
  1997                                                                            16.261       20.642          26.94          9,320
  1996                                                                            13.333       16.261          21.96          6,267
  1995                                                                            10.234       13.333          30.28          2,232
 Equity Growth
  2004

  2003
  2002                                                                            28.124       20.076         -28.62          8,433
  2001                                                                            33.450       28.124         -15.92          9,806
  2000                                                                            38.363       33.450         -12.81         10,065
  1999                                                                            27.815       38.363          37.92          9,018
  1998                                                                            23.689       27.815          17.42          7,486
  1997                                                                            18.340       23.689          29.17          6,077
  1996                                                                            14.503       18.340          26.46          3,971
  1995                                                                            10.184       14.503          42.41          1,324
 Equity Income
  2004

  2003
  2002                                                                             9.732        8.399         -13.70          2,332
  2001                                                                            13.631        9.732         -28.60          2,694
  2000                                                                            11.581       13.631          17.70          2,253
  1999                                                                            11.464       11.581           1.02          1,670
 Period Ended December 31, 1998/(//5//)/                                          10.000       11.464          14.64            639
 Government Securities
  2004

  2003
  2002                                                                            16.066       17.262           7.45         14,056
  2001                                                                            15.118       16.066           6.27          9,403
  2000                                                                            13.741       15.118          10.02          7,195
  1999                                                                            13.954       13.741          -1.53          8,554
  1998                                                                            13.049       13.954           6.94          8,554
  1997                                                                            11.969       13.049           9.02          5,946
  1996                                                                            11.728       11.969           2.06          5,443
  1995                                                                             9.973       11.728          17.60          2,023
 Growth
  2004

  2003
  2002                                                                            16.257       11.387         -29.95          8,040
  2001                                                                            22.098       16.257         -26.43          9,977
  2000                                                                            24.904       22.098         -11.27         10,270
  1999                                                                            21.657       24.904          14.99         10,999
  1998                                                                            18.070       21.657          19.85          9,863
  1997                                                                            14.411       18.070          25.39          7,898
  1996                                                                            12.970       14.411          11.11          6,089
  1995                                                                            10.454       12.970          24.07          2,619
 International
  2004

  2003
  2002                                                                            13.529       11.214         -17.11          7,391
  2001                                                                            18.092       13.529         -25.22          8,130
  2000                                                                            19.987       18.092          -9.48          8,208
  1999                                                                            16.071       19.987          24.37          7,799
  1998                                                                            14.795       16.071           8.62          7,866
  1997                                                                            13.347       14.795          10.85          7,316
  1996                                                                            10.804       13.347          23.54          4,797
  1995                                                                             9.582       10.804          12.75          2,146
 International Emerging Markets
  2004

  2003
  2002                                                                             9.371        8.549          -8.78            506
  2001                                                                             9.910        9.371          -5.44            153
 Period Ended December 31, 2000/(//4//)/                                          10.000        9.910          -0.90              9
 International SmallCap
  2004

  2003
  2002                                                                            11.592        9.593         -17.25          2,774
  2001                                                                            15.020       11.592         -22.82          2,848
  2000                                                                            17.184       15.020         -12.59          2,822
  1999                                                                             8.978       17.184          91.40          1,246
 Period Ended December 31, 1998/(//5//)/                                          10.000        8.978         -10.22            419
 LargeCap Blend
  2004

  2003
 Period Ended December 31, 2002/(//6//)/                                          10.000        8.255         -17.45          1,047
 LargeCap Growth Equity
  2004

  2003
  2002                                                                             6.707        4.420         -34.10            565
  2001                                                                             9.713        6.707         -30.95            218
 Period Ended December 31, 2000/(//4//)/                                          10.000        9.713          -2.87             18
 LargeCap Stock Index
  2004

  2003
  2002                                                                             8.484        6.498         -23.40          6,302
  2001                                                                             9.774        8.484         -13.20          5,484
  2000                                                                            10.956        9.774         -10.79          4,136
 Period Ended December 31, 1999/(1)/                                              10.000       10.956           9.56          2,314
 LargeCap Value
  2004

  2003
 Limited Term Bond
  2004

  2003

 MicroCap
  2004

  2003
  2002                                                                             8.825        7.243         -17.93            666
  2001                                                                             8.771        8.825           0.62            639
  2000                                                                             7.920        8.771          10.74            523
  1999                                                                             8.106        7.920          -2.30            244
 Period Ended December 31, 1998/(//5//)/                                          10.000        8.106         -18.94            141
 MidCap
  2004

  2003
  2002                                                                            22.975       20.704          -9.88          8,520
  2001                                                                            24.162       22.975          -4.91          8,963
  2000                                                                            21.351       24.162          13.17          8,777
  1999                                                                            19.125       21.351          11.64          9,229
  1998                                                                            18.676       19.125           2.40         10,738
  1997                                                                            15.405       18.676          21.23          9,820
  1996                                                                            12.880       15.405          19.60          7,285
  1995                                                                            10.108       12.880          27.42          3,059
 MidCap Growth
  2004

  2003
  2002                                                                             9.217        6.711         -27.19          1,754
  2001                                                                            11.234        9.217         -17.95          1,867
  2000                                                                            10.522       11.234           6.77          1,539
  1999                                                                             9.607       10.522           9.52            746
 Period Ended December 31, 1998/(//5//)/                                          10.000        9.607          -3.93            352
 MidCap Value
  2004

  2003
  2002                                                                             9.575        8.514         -11.08          1,282
 Period Ended December 31, 2001/(//4//)/                                          10.000        9.575          -4.25            261
 Money Market
  2004

  2003
  2002                                                                            13.252       13.272           0.15          7,629
  2001                                                                            12.912       13.252           2.63          7.538
  2000                                                                            12.306       12.912           4.92          5,465
  1999                                                                            11.913       12.306           3.30          7,145
  1998                                                                            11.463       11.913           3.93          4,905
  1997                                                                            11.027       11.463           3.95          2,752
  1996                                                                            10.628       11.027           3.75          2,929
  1995                                                                            10.194       10.628           4.26          1,370
 Real Estate Securities
  2004

  2003
  2002                                                                            12.155       12.931           6.38          2,087
  2001                                                                            11.318       12.155           7.40            893
  2000                                                                             8.750       11.318          29.35            643
  1999                                                                             9.275        8.750          -5.66            261
 Period Ended December 31, 1998/(//5//)/                                          10.000        9.275          -7.25            195
 SmallCap
  2004

  2003
  2002                                                                             9.926        7.123         -28.24          2,980
  2001                                                                             9.801        9.926           1.28          2,697
  2000                                                                            11.242        9.801         -12.82          2,250
  1999                                                                             7.928       11.242          41.80          1,208
 Period Ended December 31, 1998/(//5//)/                                          10.000        7.928         -20.72            459
 SmallCap Growth
  2004

  2003
  2002                                                                            11.229        6.005         -46.53          3,622
  2001                                                                            16.724       11.229         -32.86          3,766
  2000                                                                            19.672       16.724         -14.99          3,535
  1999                                                                            10.179       19.672          93.26          1,388
 Period Ended December 31, 1998/(//5//)/                                          10.000       10.179           1.79            314
 SmallCap Value
  2004

  2003
  2002                                                                            12.993       11.694         -10.00          2,064
  2001                                                                            12.384       12.993           4.92          1,213
  2000                                                                            10.123       12.384          22.34            756
  1999                                                                             8.440       10.123          19.94            536
 Period Ended December 31, 1998/(//5//)/                                          10.000        8.440         -15.60            306

/ //(1)/ Commenced operations on July 30, 1999.
/ //(2)/ Commenced operations on May 19, 2001.
/ //(3)/ Commenced operations on May 18, 2002.
/ //(4)/ Commenced operations on November 24, 2000.
/ //(//5//)/ Commenced operations on May 1, 1998.
/ //(//6//)/ Commenced operations on May 1, 2002.

                                                                        NUMBER OF
                                 ACCUMULATION UNIT VALUE            ACCUMULATION UNITS
                        -----------------------------------------      OUTSTANDING
                        BEGINNING   END OF   PERCENTAGE OF CHANGE     END OF PERIOD
       DIVISION         OF PERIOD   PERIOD    FROM PRIOR PERIOD       (IN THOUSANDS)
       --------         ---------   ------   --------------------  --------------------
 AIM V.I. Core Equity
  2004                   $ 7.824   $                    %
  2003                   $ 6.405   $ 7.824          22.15%                  818
  2002                     7.730     6.405         -17.14                   722
  2001                    10.205     7.730         -24.25                   577
 Period Ended December
 31, 2000/(1)/            10.446    10.205          -2.31                    46
 AIM V.I. Growth
  2004                     5.449
  2003                     4.230     5.449          28.83                   430
  2002                     6.242     4.230         -32.24                   368
  2001                     9.619     6.242         -35.11                   314
 Period Ended December
 31, 2000/(1)/             9.819     9.619          -2.04                    25
 AIM V.I. Premier
 Equity
  2004                     7.022
  2003                     5.718     7.022          22.81                   888
  2002                     8.353     5.718         -31.55                   689
  2001                     9.733     8.353         -14.18                   439
 Period Ended December
 31, 2000/(1)/             9.810     9.733          -0.78                    21
 American Century
 Income & Growth
  2004                     8.977
  2003                     7.069     8.977          26.99                   801
  2002                     8.931     7.069         -20.85                   531
 Period Ended December
 31, 2001/(2)/            10.000     8.931         -10.69                   181
 American Century
 Ultra
  2004                     8.451
  2003                     6.893     8.451          22.62                   315
  2002                     9.085     6.893         -24.14                   262
 Period Ended December
 31, 2001/(2)/            10.000     9.085          -9.15                   107
 American Century
 Value
  2004                    10.593
  2003                     8.376    10.593          26.47                   349
 Period Ended December
 31, 2002/(3)/            10.000     8.376         -16.24                    90
 Dreyfus Investment
 Portfolios - Founders
 Discovery
  2004                     7.704
  2003                     5.762     7.704          33.70                   337
  2002                     8.792     5.762         -34.46                   101
 Period Ended December
 31, 2001/(2)/            10.000     8.792         -12.08                    12
 Fidelity VIP
 Contrafund
  2004                    10.022
  2003                     7.954    10.022          26.00                 1,109
  2002                     8.946     7.954         -11.09                   823
  2001                    10.399     8.946         -13.97                   418
 Period Ended December
 31, 2000/(1)/            10.228    10.399           1.67                    14
 Fidelity VIP Equity
 Income
  2004                    10.185
  2003                     7.979    10.185          27.65                   783
 Period Ended December
 31, 2002/(3)/            10.000     7.979         -20.21                   143
 Fidelity VIP Growth
  2004                     7.666
  2003                     5.881     7.666          30.35                   846
  2002                     8.583     5.881         -31.48                   651
  2001                    10.629     8.583         -19.25                   454
 Period Ended December
 31, 2000/(1)/            11.022    10.629          -3.57                    27
 INVESCO VI-Dynamics
  2004                     7.196
  2003                     5.319     7.196          35.29                   120
  2002                     7.956     5.319         -33.15                    22
 Period Ended December
 31, 2001/(2)/            10.000     7.956         -20.44                     5
 INVESCO VI-Health
 Sciences
  2004                     9.162
  2003                     7.304     9.162          25.44                   493
  2002                     9.815     7.304         -25.59                   299
 Period Ended December
 31, 2001/(2)/            10.000     9.815          -1.85                   121
 INVESCO VI-Small
 Company Growth
  2004                     7.450
  2003                     5.688     7.450          30.98                    97
  2002                     8.411     5.688         -32.38                    73
 Period Ended December
 31, 2001/(2)/            10.000     8.411         -15.89                    20
 INVESCO VI-Technology
  2004                     5.242
  2003                     3.675     5.242          42.63                   336
  2002                     7.044     3.675         -47.82                   138
 Period Ended December
 31, 2001/(2)/            10.000     7.044         -29.56                    45
 Janus Aspen Mid Cap
 Growth
  2004                     5.161
  2003                     3.901     5.161          42.63                 1,036
  2002                     5.528     3.901         -29.43                   913
  2001                     9.324     5.528         -40.71                   607
 Period Ended December
 31, 2000/(1)/            10.000     9.324          -6.76                    21
 Asset Allocation
  2004                    19.006
  2003                    15.921    19.006          19.38                   466
  2002                    18.630    15.921         -14.54                   384
  2001                    19.754    18.630          -5.69                   278
 Period Ended December
 31, 2000 /(1)/           19.631    19.754           0.63                    16
 Balanced
  2004                    16.012
  2003                    13.727    16.012          16.65                   582
  2002                    16.107    13.727         -14.78                   358
  2001                    17.637    16.107          -8.67                   150
 Period Ended December
 31, 2000/(1)/            17.485    17.637           0.87                     6
 Bond
  2004                    17.119
  2003                    16.674    17.119           2.67                 2,590
  2002                    15.545    16.674           7.26                 1,758
  2001                    14.647    15.545           6.13                   805
 Period Ended December
 31, 2000/(1)/            14.225    14.647           2.97                    12
 Capital Value
  2004                    20.800
  2003                    16.883    20.800          23.20                   752
  2002                    19.921    16.883         -15.25                   547
  2001                    22.072    19.921          -9.75                   259
 Period Ended December
 31, 2000/(1)/            20.967    22.072           5.27                    10
 Equity Growth
  2004                    24.511
  2003                    19.824    24.511          23.64                   611
  2002                    27.939    19.824         -29.04                   463
  2001                    33.431    27.939         -16.43                   284
 Period Ended December
 31, 2000/(1)/            35.430    33.431          -5.64                    14
 Equity Income
  2004                     9.268
  2003                     8.294     9.268          11.75                   508
  2002                     9.667     8.294         -14.20                   407
  2001                    13.624     9.667         -29.04                   347
 Period Ended December
 31, 2000/(1)/            12.984    13.624           4.93                    16
 Government Securities
  2004                    17.041
  2003                    17.046    17.041          -0.03                 4,230
  2002                    15.960    17.046           6.80                 3,410
  2001                    15.109    15.960           5.63                 1,094
 Period Ended December
 31, 2000/(1)/            14.739    15.109           2.51                    23
 Growth
  2004                    13.959
  2003                    11.244    13.959          24.14                   410
  2002                    16.149    11.244         -30.37                   358
  2001                    22.086    16.149         -26.88                   271
 Period Ended December
 31, 2000/(1)/            23.356    22.086          -5.44                    16
 International
  2004                    14.385
  2003                    11.074    14.385          29.90                 1,244
  2002                    13.440    11.074         -17.61                   769
  2001                    18.082    13.440         -25.67                   412
 Period Ended December
 31, 2000/(1)/            17.028    18.082           6.19                    22
 International
 Emerging Markets
  2004                    13.027
  2003                     8.441    13.027          54.32                   436
  2002                     9.309     8.441          -9.32                   261
  2001                     9.904     9.309          -6.01                   112
 Period Ended December
 31, 2000/(1)/            10.000     9.904          -0.96                    10
 International
 SmallCap
  2004                    14.335
  2003                     9.473    14.335          51.33                   635
  2002                    11.515     9.473         -17.74                   450
  2001                    15.011    11.515         -23.29                   265
 Period Ended December
 31, 2000/(1)/            14.559    15.011           3.10                    25
 LargeCap Blend
  2004                     9.991
  2003                     8.224     9.991          21.49                 1,544
 Period Ended December
 31, 2002/(//4//)/        10.000     8.224         -17.76                   366
 LargeCap Growth
 Equity
  2004                     5.276
  2003                     4.364     5.276          20.90                 1,003
  2002                     6.663     4.364         -34.50                   290
  2001                     9.708     6.663         -31.37                   148
 Period Ended December
 31, 2000/(1)/            10.000     9.708          -2.92                    17
 LargeCap Stock Index
  2004                     8.084
  2003                     6.417     8.084          25.98                 2,745
  2002                     8.428     6.417         -23.86                 1,531
  2001                     9.769     8.428         -13.73                   710
 Period Ended December
 31, 2000/(1)/             9.939     9.769          -1.71                    16
 LargeCap Value
  2004                    10.427
  2003                     8.295    10.427          25.70                 1,063
 Period Ended December
 31, 2002/(//4//)/        10.000     8.295         -17.05                   299
 Limited Term Bond
  2004                     9.922
  2003                               9.922                                  558
 MidCap
  2004                    26.655
  2003                    20.445    26.655          30.38                 1,064
  2002                    22.824    20.445         -10.42                   697
  2001                    24.148    22.824          -5.48                   335
 Period Ended December
 31, 2000/(1)/            22.631    24.148           6.70                     8
 MidCap Growth
  2004                     9.145
  2003                     6.627     9.145          38.00                 1,101
  2002                     9.156     6.627         -27.62                   406
  2001                    11.228     9.156         -18.45                   195
 Period Ended December
 31, 2000/(1)/            10.932    11.228           2.71                    10
 MidCap Value
  2004                    11.297
  2003                     8.431    11.297          33.99                   868
  2002                     9.539     8.431         -11.61                   433
 Period Ended December
 31, 2001/(2)/             10.00     9.539          -4.61                    99
 Money Market
  2004                    12.960
  2003                    13.106    12.960          -1.11                 1,683
  2002                    13.164    13.106         -.0.44                 2,833
  2001                    12.905    13.164           2.01                 2,457
 Period Ended December
 31, 2000/(1)/            12.851    12.905           0.42                   534
 Real Estate
 Securities
  2004                    17.413
  2003                    12.769    17.413          36.37                 1,001
  2002                    12.075    12.769           5.75                   612
  2001                    11.312    12.075           6.75                   158
 Period Ended December
 31, 2000/(1)/            10.520    11.312           7.53                    10
 SmallCap
  2004                     9.448
  2003                     7.034     9.448          34.32                   947
  2002                     9.860     7.034         -28.66                   505
  2001                     9.795     9.860           0.66                   218
 Period Ended December
 31, 2000/(1)/             9.961     9.795          -1.67                     8
 SmallCap Growth
  2004                     8.477
  2003                     5.929     8.477          42.97                   741
  2002                    11.154     5.929         -46.84                   517
  2001                    16.715    11.154         -33.27                   291
 Period Ended December
 31, 2000/(1)/            16.727    16.715          -0.07                    22
 SmallCap Value
  2004                    17.073
  2003                    11.548    17.073          47.85                   776
  2002                    12.908    11.548         -10.54                   571
  2001                    12.377    12.908           4.29                   229
 Period Ended December
 31, 2000/(1)/            11.303    12.377           9.50                     3

///(1)/
 Commenced operations
 on November 24, 2000.
///(2)/
 Commenced operations
 on May 19, 2001.
///(//3//)/
 Commenced operations
 on May 18, 2002.
///(//4//)/
 Commenced operations
 on May 1, 2002.




                                     PART B


              PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B


                   FLEXIBLE VARIABLE ANNUITY ("FVA") CONTRACT


                      STATEMENT OF ADDITIONAL INFORMATION


                              DATED APRIL 29, 2005


This Statement of Additional Information provides information about Principal Life Insurance Company Separate Account B Flexible Variable Annuity (the "Contract") in addition to the information that is contained in the Contract's Prospectus, dated April 29, 2005.





This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:





                                Variable Annuity
                         The Principal Financial Group
                                 P.O. Box 9382
                           Des Moines Iowa 50306-9382
                           Telephone: 1-800-852-4450

                               TABLE OF CONTENTS



                                                                            Page


Independent Auditors ....................................................3

Principal Underwriter...................................................3

Calculation of Yield and Total Return...................................3

Taxation Under Certain Retirement Plans.................................7

Principal Life Insurance Company Separate Account B

 Report of Independent Auditors.........................................11

 Financial Statements...................................................12

Principal Life Insurance Company

 Report of Independent Auditors.........................................70

 Consolidated Financial Statements......................................71

INDEPENDENT AUDITORS


Ernst & Young LLP, 801 Grand, Des Moines, Iowa, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.


PRINCIPAL UNDERWRITER


Princor Financial Services Corporation ("Princor") is the principal underwriter of the Contract. Princor is a subsidiary of Principal Financial Services, Inc. The Contract's offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Contract. For the last three fiscal years Princor has received and retained the following commissions:

                                      2004                                              2003                 2002
                                RECEIVED/RETAINED                                RECEIVED/RETAINED    RECEIVED/RETAINED
                                -----------------                                -----------------    -----------------
                                 $21,344,960/$0                                    $14,897,344/$0       $18,879,680/$0



CALCULATION OF YIELD AND TOTAL RETURN


The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions.


The Contract was not offered prior to June 16, 1994. However, the Divisions invest in Accounts of the Principal Variable Contracts Fund, Inc., AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. Value Fund, Fidelity Variable Insurance Products Fund, and Fidelity Variable Income Products Fund II. Effective June 12, 2000 the Principal Variable Contracts Fund, Inc. Stock Index 500 Account changed its name to the LargeCap Stock Index Account. Effective January 1, 1998 the Mutual Funds which correspond to Accounts of the Principal Variable Contracts Fund, Inc. were reorganized as follows:

                    OLD MUTUAL FUND NAME                           NEW CORRESPONDING NAME
                    --------------------                           ----------------------
                                                             Principal Variable Contracts Fund,
                                                             Inc.
   Principal Aggressive Growth Fund, Inc.                    Aggressive Growth Account
   Principal Asset Allocation Fund, Inc.                     Asset Allocation Account
   Principal Balanced Fund, Inc.                             Balanced Account
   Principal Bond Fund, Inc.                                 Bond Account
   Principal Capital Accumulation Fund, Inc.                 Capital Value Account
   Principal Emerging Growth Fund, Inc.                      MidCap Account
   Principal Government Securities Fund, Inc.                Government Securities Account
   Principal Growth Fund, Inc.                               Growth Account
   Principal Money Market Fund, Inc.                         Money Market Account
   Principal World Fund, Inc.                                International Account



The Aggressive Growth Account changed its name to the Equity Growth Account on May 1, 2001.


The Real Estate and Utilities Accounts changed their names to Real Estate Securities Account and Equity Income Account, respectively, on March 9, 2004.


The International Account changed its name to Diversified International Account effective May 1, 2005.


These Accounts, along with AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. Value Fund and Fidelity VIP Growth Portfolio Service Class, were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this Contract had the Contract been issued on or after the date the Mutual Fund in which such Division invests was first offered. Because Service Class shares for the Fidelity VIP Growth Division were not offered until November 3, 1997, performance shown for periods prior to that date represent the historical results of Initial Class shares and do not include the effects of the Service Class' higher annual fees and expenses. Service Shares of the Janus Aspen Series were first offered on December 31, 1999. Performance shown for periods prior to December 31,

1999, reflects performance of a different class of shares (the Institutional Shares) restated based on the Service Shares' estimated fees and expenses including the Service Shares' .25% 12b-1 fee and ignoring any fee and expense limitations. The hypothetical performance from the date of inception of the Mutual Fund in which the Division invests is derived by reducing the actual performance of the underlying Mutual Fund by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Mutual Fund's portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.


From time to time the Separate Account advertises its Money Market Division's "yield" and "effective yield" for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Division refers to the income generated by an investment under the Contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Division is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the "yield" and "effective yield." For the period ended December 31, 2004, the 7-day annualized and effective yields were -0.13% and -0.13%, respectively, for Contracts without a surrender charge or purchase payment credit, and -6.13% and -6.13%, respectively, for Contracts subject to a surrender charge but without a purchase payment credit. For the period ended December 31, 2004, the 7-day annualized and effective yields were -0.54% and -0.53%, respectively, for Contracts without a surrender but with a purchase payment credit, and -8.54% and -8.53%, respectively, for Contracts subject to a surrender charge but with a purchase payment credit.


In addition, from time to time, the Separate Account will advertise the "yield" for certain other Divisions for the Contract. The "yield" of a Division is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period. This yield quotation does not reflect a surrender charge which, if included, would reduce the "yield."


Also, from time to time, the Separate Account will advertise the average annual total return of its various Divisions. The average annual total return for any of the Divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. In this calculation the ending value is reduced by a surrender charge that decreases from 6% to 0% over a period of 7 years. The Separate Account may also advertise total return figures for its Divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the Division's unit value over time. See "Charges and Deductions" in the Prospectus for a discussion of surrender charges.

Following are the hypothetical average annual total returns for the period ending December 31, 2004 assuming the Contract had been offered as of the effective dates of the underlying Mutual Funds in which the Divisions invest:

                                 CONTRACT WITHOUT PURCHASE PAYMENT CREDIT RIDER

                                            WITH SURRENDER CHARGE
                        --------------------------------------------------------------
                            EFFECTIVE                                           SINCE
       DIVISION                DATE         ONE YEAR  FIVE YEARS  TEN YEARS   INCEPTION
       --------             ---------       --------  ----------  ---------   ---------
 Asset Allocation
 Division                June 1, 1994         1.08        0.39       7.56        7.10
 Balanced Division       December 18, 1987    2.62       -0.82       5.88        7.14
 Bond Division           December 18, 1987   -2.39        5.13       5.99        6.62
 Capital Value
 Division                May 13, 1970         4.90        0.80       8.64       10.46
 Diversified
 International
 Division                May 2, 1994         13.46       -3.37       6.18        5.35
 Equity Growth
 Division                June 1, 1994         1.91       -7.71      10.20        9.80
 Equity Income
 Division                May 1, 1998         10.07       -1.80                   1.30
 Government Securities
 Division                April 9, 1987       -3.79        4.71       5.90        6.23
 Growth Division         May 2, 1994          1.95      -10.21       3.88        4.07
 International
 Emerging Markets
 Division                October 24, 2000    17.27                              10.38
 International
 SmallCap Division       May 1, 1998         22.52        1.13                   9.69
 LargeCap Blend
 Division                May 1, 2002          2.92                               2.37
 LargeCap Growth
 Equity Division         October 24, 2000    -4.19                             -19.46
 LargeCap Stock Index
 Division                May 3, 1999          2.95       -4.70                  -2.61
 LargeCap Value
 Division                May 1, 2002          5.61                               5.34
 Limited Term Bond
 Division                May 1, 2003         -6.02                              -6.14
 MidCap Division         December 18, 1987   10.23        7.64      12.03       12.95
 MidCap Growth
 Division                May 1, 1998          4.36       -1.15                   0.28
 MidCap Value Division  May 3, 1999          15.08       12.14                  12.53
 Money Market Division   March 18, 1983      -6.40        0.67       2.54        3.99
 Real Estate
 Securities Division     May 1, 1998         26.79       21.59                  13.65
 SmallCap Division       May 1, 1998         12.27       -0.42                   1.82
 SmallCap Growth
 Division                May 1, 1998          3.80      -14.80                  -0.80
 SmallCap Value
 Division                May 1, 1998         15.49       15.48                  11.80
 AIM V.I. Core Equity
 Division                May 2, 1994          1.55       -7.55       8.68        8.03
 AIM V.I. Dynamics
 Division                August 25, 1997      5.86       -8.82                   2.89
 AIM V.I. Growth
 Division                May 5, 1993          0.82      -14.73       5.21        4.94
 AIM V.I. Health
 Sciences Division       May 22, 1997         0.17        1.54                   7.84
 AIM V.I. Premier
 Equity Division         May 5, 1993         -1.61       -9.31       7.29        7.66
 AIM V.I. Small
 Company Growth
 Division               August 25, 1997       6.41       -8.33                   5.20
 AIM V.I. Technology
 Division                May 21, 1997        -2.73      -22.38                   1.68
 American Century VP
 Income & Growth
 Division                October 31, 1997     5.52       -2.68                   4.92
 American Century VP
 Ultra Division          May 1, 2001          3.23                              -1.97
 American Century VP
 Value Division          May 1, 1996          6.69        9.46                   9.81
 DIP Founders
 Discovery Division      December 15, 1999    2.43       -8.78                  -6.43
 Fidelity VIP
 Contrafund Division    January 31, 1995      7.84       -0.08                  12.87
 Fidelity VIP Equity
 Income Division         November 3, 1986     3.79        2.45       9.82        9.49
 Fidelity VIP Growth
 Division                October 31, 1986    -4.09       -8.99       8.51        9.72
 Janus Aspen Mid Cap
 Growth Division        September 13, 1993   12.91      -16.01       6.96        8.94


                                 CONTRACT WITHOUT PURCHASE PAYMENT CREDIT RIDER

                                           WITHOUT SURRENDER CHARGE
                        --------------------------------------------------------------
                            EFFECTIVE                                           SINCE
       DIVISION                DATE         ONE YEAR  FIVE YEARS  TEN YEARS   INCEPTION
       --------             ---------       --------  ----------  ---------   ---------
 Asset Allocation
 Division                June 1, 1994         7.08        0.97       7.56        7.10
 Balanced Division       December 18, 1987    8.62       -0.20       5.88        7.14
 Bond Division           December 18, 1987    3.61        5.62       5.99        6.62
 Capital Value
 Division                May 13, 1970        10.90        1.37       8.64       10.46
 Diversified
 International
 Division                May 2, 1994         19.46       -2.69       6.18        5.35
 Equity Growth
 Division                June 1, 1994         7.91       -6.90      10.20        9.80
 Equity Income
 Division                May 1, 1998         16.07       -1.16                   1.30
 Government Securities
 Division                April 9, 1987        2.21        5.20       5.90        6.23
 Growth Division         May 2, 1994          7.95       -9.31       3.88        4.07
 International
 Emerging Markets
 Division                October 24, 2000    23.27                              10.90
 International
 SmallCap Division       May 1, 1998         28.52        1.70                   9.69
 LargeCap Blend
 Division                May 1, 2002          8.92                               4.14
 LargeCap Growth
 Equity Division         October 24, 2000     1.81                             -18.07
 LargeCap Stock Index
 Division                May 3, 1999          8.95       -3.99                  -2.21
 LargeCap Value
 Division                May 1, 2002         11.61           /                   7.03
 Limited Term Bond
 Division                May 1, 2003         -0.02                              -0.14
 MidCap Division         December 18, 1987   16.23        8.08      12.03       12.95
 MidCap Growth
 Division                May 1, 1998         10.36       -0.52                   0.28
 MidCap Value Division  May 3, 1999          21.08       12.52                  12.73
 Money Market Division   March 18, 1983      -0.40        1.24       2.54        3.99
 Real Estate
 Securities Division     May 1, 1998         32.79       21.87                  13.65
 SmallCap Division       May 1, 1998         18.27        0.18                   1.82
 SmallCap Growth
 Division                May 1, 1998          9.80      -13.69                  -0.80
 SmallCap Value
 Division                May 1, 1998         21.49       15.82                  11.80
 AIM V.I. Core Equity
 Division                May 2, 1994          7.55       -6.74       8.68        8.03
 AIM V.I. Dynamics
 Division                August 25, 1997     11.86       -7.97                   2.89
 AIM V.I. Growth
 Division                May 5, 1993          6.82      -13.62       5.21        4.94
 AIM V.I. Health
 Sciences Division       May 22, 1997         6.17        2.10                   7.84
 AIM V.I. Premier
 Equity Division         May 5, 1993          4.39       -8.44       7.29        7.66
 AIM V.I. Small
 Company Growth
 Division               August 25, 1997      12.41       -7.49                   5.20
 AIM V.I. Technology
 Division                May 21, 1997         3.27      -20.79                   1.68
 American Century VP
 Income & Growth
 Division                October 31, 1997    11.52       -2.02                   4.92
 American Century VP
 Ultra Division          May 1, 2001          9.23                              -0.84
 American Century VP
 Value Division          May 1, 1996         12.69        9.88                   9.81
 DIP Founders
 Discovery Division      December 15, 1999    8.43       -7.93                  -5.92
 Fidelity VIP
 Contrafund Division    January 31, 1995     13.84        0.51                  12.87
 Fidelity VIP Equity
 Income Division         November 3, 1986     9.79        2.98       9.82        9.49
 Fidelity VIP Growth
 Division                October 31, 1986     1.91       -8.13       8.51        9.72
 Janus Aspen Mid Cap
 Growth Division        September 13, 1993   18.91      -14.83       6.96        8.94

                                  CONTRACT WITH PURCHASE PAYMENT CREDIT RIDER

                                            WITH SURRENDER CHARGE
                        --------------------------------------------------------------
                            EFFECTIVE                                           SINCE
       DIVISION                DATE         ONE YEAR  FIVE YEARS  TEN YEARS   INCEPTION
       --------             ---------       --------  ----------  ---------   ---------
 Asset Allocation
 Division                June 1, 1994        -1.57       -0.84       6.91        6.46
 Balanced Division       December 18, 1987   -0.04       -2.07       5.25        6.50
 Bond Division           December 18, 1987   -5.01        3.98       5.36        5.98
 Capital Value
 Division                May 13, 1970         2.24       -0.43       7.99        9.80
 Diversified
 International
 Division                May 2, 1994         10.75       -4.69       5.54        4.72
 Equity Growth
 Division                June 1, 1994        -0.74       -9.16       9.54        9.14
 Equity Income
 Division                May 1, 1998          7.38       -3.08                   0.10
 Government Securities
 Division                April 9, 1987       -6.41        3.55       5.26        5.29
 Growth Division         May 2, 1994         -0.69      -11.73       3.27        3.45
 International
 Emerging Markets
 Division                October 24, 2000    14.53       17.75                   9.16
 International
 SmallCap Division       May 1, 1998         19.75       -0.09                   8.67
 LargeCap Blend          May 1, 2002          0.27                               0.62
 LargeCap Growth
 Equity Division         October 24, 2000    -6.80                             -21.48
 LargeCap Stock Index
 Division                May 3, 1999          0.30       -6.06                  -3.83
 LargeCap Value          May 1, 2002          2.95                               3.63
 Limited Term Bond
 Division                May 1, 2003         -8.62                              -9.14
 MidCap Division         December 18, 1987    7.53        6.52      11.36       12.28
 MidCap Growth
 Division                May 1, 1998          1.70       -2.41                  -0.94
 MidCap Value Division  May 3, 1999          12.35       11.06                  11.53
 Money Market Division   March 18, 1983      -9.00       -0.56       1.92        3.36
 Real Estate
 Securities Division     May 1, 1998         23.99       20.57                  12.67
 SmallCap Division       May 1, 1998          9.56       -1.67                   0.63
 SmallCap Growth
 Division                May 1, 1998          1.14      -16.55                  -2.06
 SmallCap Value
 Division                May 1, 1998         12.76       14.43                  10.79
 AIM V.I. Core Equity
 Division                May 2, 1994         -1.10       -8.99       8.03        7.38
 AIM V.I. Dynamics
 Division                August 25, 1997      3.19      -10.31                   1.91
 AIM V.I. Growth
 Division                May 5, 1993         -1.83      -16.48       4.58        4.31
 AIM V.I. Health
 Sciences Division       May 22, 1997        -1.47        0.33                   6.95
 AIM V.I. Premier
 Equity Division         May 5, 1993         -4.23      -10.81       6.65        7.01
 AIM V.I. Small
 Company Growth
 Division               August 25, 1997       3.74       -9.79                   4.26
 AIM V.I. Technology
 Division                May 21, 1997        -5.35      -24.68                   0.69
 American Century VP
 Income & Growth
 Division                October 31, 1997     4.01        8.36                   9.15
 American Century VP
 Ultra Division          May 1, 2001          0.58                              -3.47
 American Century VP
 Value Division          May 1, 1996          4.01        8.36                   9.15
 DIP Founders
 Discovery Division      December 15, 1999   -0.22      -10.26                  -7.82
 Fidelity VIP
 Contrafund Division    January 31, 1995      5.16       -1.33                  12.20
 Fidelity VIP Equity
 Income Divison          November 3, 1986     1.13        1.25       9.16        8.84
 Fidelity VIP Growth
 Division                October 31, 1986    -6.70      -10.48       7.86        9.07
 Janus Aspen Mid Cap
 Growth Division        September 13, 1993   10.20      -17.82       6.32        8.29

                                  CONTRACT WITH PURCHASE PAYMENT CREDIT RIDER

                                           WITHOUT SURRENDER CHARGE
                        --------------------------------------------------------------
                            EFFECTIVE                                           SINCE
       DIVISION                DATE         ONE YEAR  FIVE YEARS  TEN YEARS   INCEPTION
       --------             ---------       --------  ----------  ---------   ---------
 Asset Allocation
 Division                June 1, 1994         6.43        0.37       6.91        6.46
 Balanced Division       December 18, 1987    7.96       -0.80       5.25        6.50
 Bond Division           December 18, 1987    2.99        4.99       5.36        5.98
 Capital Value
 Division                May 13, 1970        10.24        0.76       7.99        9.80
 Diversified
 International
 Division                May 2, 1994         18.75       -3.28       5.54        4.72
 Equity Growth
 Division                June 1, 1994         7.26       -7.46       9.54        9.14
 Equity Income
 Division                May 1, 1998         15.38       -1.76                   0.69
 Government Securities
 Division                April 9, 1987        1.59        4.57       5.26        5.59
 Growth Division         May 2, 1994          7.31       -9.84       3.27        3.45
 International
 Emerging Markets
 Division                October 24, 2000    22.53                              10.23
 International
 SmallCap Division       May 1, 1998         27.75        1.09                   9.04
 LargeCap Blend          May 1, 2002          8.27                               3.52
 LargeCap Growth
 Equity Division         October 24, 2000     1.20                             -18.56
 LargeCap Stock Index
 Division                May 3, 1999          8.30       -4.56                  -2.80
 LargeCap Value          May 1, 2002         10.95                               6.39
 Limited Term Bond
 Division                May 1, 2003         -0.62                              -0.69
 MidCap Division         December 18, 1987   15.53        7.43      11.36       12.28
 MidCap Growth
 Division                May 1, 1998          9.70       -1.12                  -0.32
 MidCap Value Division  May 3, 1999          20.35       11.84                  12.06
 Money Market Division   March 18, 1983      -1.00        0.64       1.92        3.36
 Real Estate
 Securities Division     May 1, 1998         31.99       21.14                  12.97
 SmallCap Division       May 1, 1998         17.56       -0.42                   1.20
 SmallCap Growth
 Division                May 1, 1998          9.14      -14.21                  -1.40
 SmallCap Value
 Division                May 1, 1998         20.76       15.12                  11.13
 AIM V.I. Core Equity
 Division                May 2, 1994          6.90       -7.30       8.03        7.38
 AIM V.I. Dynamics
 Division                August 25, 1997     11.19       -8.52                   2.27
 AIM V.I. Growth
 Division                May 5, 1993          6.17      -14.14       4.58        4.31
 AIM V.I. Health
 Sciences Division       May 22, 1997         5.53        1.49                   7.20
 AIM V.I. Premier
 Equity Division         May 5, 1993          3.77       -8.99       6.65        7.01
 AIM V.I. Small
 Company Growth
 Division               August 25, 1997      11.74       -8.05                   4.57
 AIM V.I. Technology
 Division                May 21, 1997         2.65      -21.27                   1.07
 American Century VP
 Income & Growth
 Division                October 31, 1997    10.85       -2.61                   4.29
 American Century VP
 Ultra Division          May 1, 2001          8.58                              -1.43
 American Century VP
 Value Division          May 1, 1996         12.01        9.22                   9.15
 DIP Founders
 Discovery Division      December 15, 1999    7.78       -8.48                  -6.48
 Fidelity VIP
 Contrafund Division    January 31, 1995     13.16       -0.09                  12.20
 Fidelity VIP Equity
 Income Divison          November 3, 1986     9.13        2.37       9.16        8.84
 Fidelity VIP Growth
 Division                October 31, 1986     1.30       -8.68       7.86        9.07
 Janus Aspen Mid Cap
 Growth Division        September 13, 1993   18.20      -15.35       6.32        8.29

TAXATION UNDER CERTAIN RETIREMENT PLANS


INDIVIDUAL RETIREMENT ANNUITIES
Contributions. Individuals may make contributions for individual retirement
--------------
annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.

Individuals age 50 or over are also permitted to make additional "catch-up" contributions. The additional contribution is $500 for 2002 through 2005 and $1,000 in 2006 and beyond.


Such individuals may establish a traditional IRA for a non-working spouse. The annual contribution for both spouses' contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse's compensation. No more than the individual IRA limit may be contributed to either spouse's IRA for any year.

              IRA - MAXIMUM ANNUAL CONTRIBUTION
  ----------------------------------------------------------
     YEAR      INDIVIDUAL IRA    INDIVIDUAL IRA + SPOUSAL IRA
     ----      --------------    ----------------------------
     2004          $3,000                  $ 6,000
     2005          $4,000                  $ 8,000
     2006          $4,000                  $ 8,000
     2007          $4,000                  $ 8,000
     2008          $5,000                  $10,000



Starting in 2009, limits are indexed for cost-of-living.


Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are fully tax deductible regardless of income. If an individual is an active participant in a qualified retirement plan, his/her ability to deduct the contributions depends upon his/her income level.


For individuals who are not active participants but whose spouses are, deductibility of traditional IRA contributions is phased out if the couple's Adjusted Gross Income is between $150,000 and $160,000; assuming taxes are filed jointly.

                         DEDUCTIBILITY OF TRADITIONAL IRA CONTRIBUTIONS FOR ACTIVE PARTICIPANTS
  ------------------------------------------------------------------------------------------------------------------
                    MARRIED INDIVIDUALS (FILING JOINTLY)                                 SINGLE INDIVIDUAL
  -----------------------------------------------------------------------   ----------------------------------------
                               LIMITED                      NO                                 LIMITED           NO
          YEAR                DEDUCTION                 DEDUCTION                YEAR         DEDUCTION      DEDUCTION
          ----                ---------                 ---------                ----         ---------      ---------
          2004                 $65,000                   $ 75,000                2004          $45,000        $55,000
                                                                                 2005
          2005                 $70,000                   $ 80,000             and beyond       $50,000        $60,000
          2006                 $75,000                   $ 85,000
     2007 and beyond           $80,000                   $100,000



An individual may make non-deductible IRA contributions to the extent of the excess of:

1) The lesser of maximum annual contribution or 100% of compensation, over

2) The IRA deductible contributions made with respect to the individual.

An individual may not make any contribution to his/her own IRA for the year in which he/she reaches age 70 1/2 or for any year thereafter.

Taxation of Distributions. Distributions from IRA Contracts are taxed as
--------------------------
ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 591/2 are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax, including distributions following the owner's death or disability if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of Owner and the Owner's designated Beneficiary; distributions to pay medical expenses; distributions for certain unemployment expenses; distributions for first home purchases (up to $10,000) and distributions for higher education expenses.


Required Distributions. Generally, distributions from IRA Contracts must
-----------------------
commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 701/2, and such distributions must be made over a period that does not exceed the uniform life distribution period established by the IRS. A penalty tax of 50% would be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the owner dies before his or her entire interest in the Contract has been distributed, the owner's entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Contract Owner in the case of a non-qualified Contract, as described in the Prospectus.


Tax-Free Rollovers. The Internal Revenue Code (the "Code") permits the taxable
-------------------
portion of funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, annuity, bond purchase or tax-deferred annuity plan to an IRA Contract if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans or tax-deferred annuity plan distributions. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.


SIMPLIFIED EMPLOYEE PENSION PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLANS
Contributions. Under Section 408(k) of the Code, employers may establish a type
--------------
of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the amounts in the chart below.

         SIMPLIFIED EMPLOYEE PENSION PLAN (SEP)
  ----------------------------------------------------
        YEAR            EMPLOYER ANNUAL CONTRIBUTION
        ----            ----------------------------
   2003 and beyond   Indexed for cost-of-living.



Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.


These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as "catch-up contributions".


No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.

Employees of tax-exempt organizations and state and local government agencies are not eligible for SAR/SEPs.

         SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN (SAR-SEP)
  --------------------------------------------------------------------------
        YEAR             ELECTIVE DEFERRAL           CATCH-UP CONTRIBUTION
        ----             -----------------           ---------------------
        2004                  $13,000                       $3,000
        2005                  $14,000                       $4,000
        2006                  $15,000                       $5,000

   2007 and beyond  Indexed for cost-of-living.   Indexed for cost-of-living.



Taxation of Distributions. Generally, distribution payments from SEPs and
--------------------------
SAR/SEPs are subject to the same distribution rules described above for IRAs.


Required Distributions. SEPs and SAR/SEPs are subject to the same minimum
-----------------------
required distribution rules described above for IRAs.


Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and
-------------------
from SEPs and SAR/SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)
Contributions. Under Section 408(p) of the Code, employers may establish a type
--------------
of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.

These elective deferrals cannot exceed the amounts shown in the chart. In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as "catch-up contributions".


Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $7,000 limit in 2002) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, an individual under age 50 who defers the maximum of $7,000 to a SIMPLE IRA of one employer and participates in a 401(k) plan of another employer would be limited to an elective deferral of $4,000 in 2002 ($11,000 - $7,000) to the 401(k) plan.


The employer generally must match either 100% of the employee's elective deferral, up to 3% of the employee's compensation or fixed nonelective contributions of 2% of compensation.

                              SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA)
  ---------------------------------------------------------------------------------------------------------------
        YEAR             ELECTIVE DEFERRAL          CATCH-UP CONTRIBUTION      OVERALL LIMIT ON ELECTIVE DEFERRALS
        ----             -----------------          ---------------------      -----------------------------------
        2004                  $9,000                       $1,500                            $13,000
        2005                  $10,000                      $2,000                            $14,000
        2006        Indexed for cost-of-living.            $2,500                            $15,000
   2007 and beyond                               Indexed for cost-of-living.       Indexed for cost-of-living.



Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are
--------------------------
subject to the same distribution rules described above for IRAs, except that distributions made within two years of the date of an employee's first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.


Required Distributions. SIMPLE IRAs are subject to the same minimum required
-----------------------
distribution rules described above for IRAs.


Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same
-------------------
manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs are permitted after two years have elapsed from the date of an employee's first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are not permitted.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)
Contribution. Under Section 408A of the Code, individuals may contribute to a
-------------
Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.

Individuals age 50 or over are also permitted to make additional "catch-up" contributions. The additional contribution is $500 for 2002 through 2005 and $1,000 in 2006 and beyond.

       ROTH IRA - MAXIMUM ANNUAL CONTRIBUTION
  ------------------------------------------------
  YEAR  INDIVIDUAL ROTH IRA   CATCH-UP CONTRIBUTION
  ----  -------------------   ---------------------
  2004        $3,000                 $  500
  2005        $4,000                 $  500
  2006        $4,000                 $1,000
  2007        $4,000                 $1,000
  2008        $5,000                 $1,000



Starting in 2009, individual Roth IRA limits are indexed for cost-of-living.


The maximum contribution is phased out for single taxpayers with adjusted gross income between $95,000 and $110,000 and for joint filers with adjusted gross income between $150,000 and $160,000 (see chart below).


If taxable income is recognized on the traditional IRA, and IRA owner (with adjusted gross income of less than $100,000) may convert a traditional IRA into a Roth IRA. If the conversion is made in 1999, IRA income recognized may be spread over four years. Otherwise, all IRA income will need to be recognized in the year of conversion. No IRS 10% tax penalty will apply to the conversion.

            MODIFIED ADJUSTED GROSS INCOME
  ------------------------------------------------------------------------------
          SINGLE             MARRIED FILING JOINT       ROTH IRA CONTRIBUTION
          ------             --------------------       ---------------------
      $95,000 or less          $150,000 or less           Full Contribution
    $95,000 - $110,000       $150,000 - $160,0000       Partial Contribution*
      $110,000 & over           $160,000 & over            No Contribution

  *Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution.


Married person whose filing status is "married, filing separately" may not make a full Roth IRA contribution, unless the couple are separated and have been living apart for the entire year. Only a partial contribution is allowed if the Modified Adjusted Gross Income is less than $10,000.


Taxation of Distribution. Qualified distributions are received income-tax free
-------------------------
by the Roth IRA owner, or beneficiary in case of the Roth IRA owner's death. A qualified distribution is any distribution made after five years if the IRA owner is over age 591/2, dies, becomes disabled, or uses the funds for first-time home buyer expenses at the time of distribution. The five-year period for converted amounts begins from the year of the conversion.





                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)    Financial Statements included in the Registration Statement
                 (1)   Part A:
                       Condensed Financial Information for the five years ended December 31, 2004 and the period beginning.

                 (2)   Part B:
                        Principal Life Insurance  Company Separate
                        Account B **:
                          Report of Independent Auditors.
                          Statement of Assets and Liabilities,
                            December 31, 2004.
                          Statement of Operations for the year ended
                            December 31, 2004.
                          Statements of Changes in Net Assets for the years
                            ended December 31, 2004 and 2003.
                          Notes to Financial Statements.
                        Principal Life Insurance Company:
                          Report of Independent Auditors.
                          Consolidated Statements of Financial Position,
                            December 31, 2004 and 2003.
                          Consolidated Statements of Operations for the years
                            ended December 31, 2004, 2003 and 2002.
                          Consolidated Statements of Financial Position,
                            December 31, 2004 and 2003.
                          Consolidated Statements of Stockholder's Equity for
                            the years ended  December 31, 2004, 2003 and 2002.
                          Consolidated Statements of Cash Flows for the
                            years ended December 31, 2004, 2003 and 2002.
                          Notes to Consolidated Financial Statements.

                (3)    Part C
                        Principal Life Insurance Company
                         Report of Independent Auditors on Schedules**
                         Schedule I - Summary of Investments - Other Than
                           Investments in Related Parties As December 31, 2004**
                         Schedule III - Supplementary Insurance Information
                           As of December 31, 2004, 2003 and 2002 and for each of the years then ended**
                         Schedule IV - Reinsurance
                           As of December 31, 2004, 2003 and 2002 and for each of the years then ended**

                       All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

         (b)    Exhibits
                (1)    Board Resolution of Registrant (filed 6/28/00)
                (3a)   Distribution Agreement - N/A
                (3b)   Selling Agreement (filed 6/28/00)
                (4a)   Form of Variable Annuity Contract (filed 6/28/00)
                (4b)   Form of Variable Annuity Contract (filed 6/28/00)
                (5)    Form of Variable Annuity Application (filed 6/28/00)
                (6a)   Articles of Incorporation of the Depositor(filed 6/28/00)
                (6b)   Bylaws of Depositor (filed 6/28/00)
                (9)    Opinion of Counsel (filed 6/28/00)
                (10a)  Consent of E&Y LLP**
                (10b)  Powers of Attorney (filed 4/30/04)
                (11)   Financial Statement Schedules**
                (13a)  Total Return Calculation (filed 4/30/02)
                (13b)  Annualized Yield for Separate Account B (filed 4/30/02)

*    Filed herein
** To be filed by Amendment.

Item 25.  Officers and Directors of the Depositor

Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:
                                             Principal
 Name, Positions and Offices                 Business Address

 BETSY J. BERNARD
 Director                                  40 Shalebrook Drive
 Chair, Nominating and Governance          Morristown, NJ  07960
   Committee


 JOCELYN CARTER-MILLER                     TechEdventures
 Director                                  3698 Northwest 15th Street
 Member, Audit Committee                   Lauderhill, FL  33311


 GARY E. COSTLEY                           C & G Capital and Management, LLC
 Director                                  257 Barefoot Beach Boulevard
 Member, Human Resources                   Suite 404
    Committee                              Bonita Springs, FL  34134


 DAVID J. DRURY                            4633 156th Street
 Director                                  Urbandale, IA  50323
 Member, Executive Committee


 C. DANIEL GELATT, JR.                     NMT Corporation
 Director                                  2004 Kramer Street
 Member, Executive Committee               La Crosse, WI 54603
   Member, Human Resources
   Committee


 J. BARRY GRISWELL                         The Principal Financial Group
 Director                                  Des Moines, IA 50392
 President, Chairman of the Board
 and Chief Executive Officer
   Chair, Executive Committee


 SANDRA L. HELTON                          Telephone and Data Systems, Inc.
 Director                                  30 North LaSalle Street, Suite 4000
 Member, Audit Committee                   Chicago, IL  60602


 CHARLES S. JOHNSON                        4935 Mesa Capella Drive
 Director                                  Las Vegas, NV  89113-1441
 Member, Human Resources
   Committee


 WILLIAM T. KERR                           Meredith Corporation
 Director                                  1716 Locust St.
 Member, Executive Committee               Des Moines, IA  50309-3023
   and Chair, Human Resources
   Committee

 RICHARD L. KEYSER                         W.W. Grainger, Inc.
 Director                                  100 Grainger Parkway
 Member, Nominating and Governance         Lake Forest, IL  60045-5201
   Committee


 ARJUN K. MATHRANI                         176 East 71st Street, Apt. 9-F
 Director                                  New York, NY  10021
 Member, Audit Committee


 FEDERICO F. PENA                          Vestar Capital Partners
 Director                                  1225 17th Street, Ste 1660
 Member, Nominating and Governance         Denver, CO  80202
   Committee


 ELIZABETH E. TALLETT                      Hunter Partners, LLC
 Director                                  48 Federal Twist Road
 Chair, Audit Committee                    Stockton, NJ  08559
 Member, Executive Committee


EXECUTIVE OFFICERS (OTHER THAN DIRECTORS):

         JOHN EDWARD ASCHENBRENNER          President, Insurance and Financial Services
         RONALD L. DANILSON                 Senior Vice President - Retirement and Investor Services
         JAMES DAVID DEVRIES                Senior Vice President - Human Resources
         RALPH CRAIG EUCHER                 Senior Vice President - Retirement and Investor Services
         NORA MARY EVERETT                  Senior Vice President and Deputy General Counsel
         MICHAEL HARRY GERSIE               Executive Vice President and Chief Financial Officer
         THOMAS JOHN GRAF                   Senior Vice President - Investor Relations
         JOYCE NIXSON HOFFMAN               Senior Vice President and Corporate Secretary
         DANIEL JOSEPH HOUSTON              Senior Vice President - Retirement and Investor Services
         ELLEN ZISLIN LAMALE                Senior Vice President and Chief Actuary
         JULIA MARIE LAWLER                 Senior Vice President and Chief Investment Officer
         JAMES PATRICK MCCAUGHAN            President, Global Asset Management
         MARY AGNES O'KEEFE                 Senior Vice President and Chief Marketing Officer
         GARY PAUL SCHOLTEN                 Senior Vice President and Chief Information Officer
         KAREN ELIZABETH SHAFF              Executive Vice President and General Counsel
         ROBERT ALLEN SLEPICKA              Senior Vice President - Life and Health Division
         NORMAN RAUL SORENSEN               Senior Vice President - International Asset Accumulation
         LARRY DONALD ZIMPLEMAN             President, Retirement and Investor Services

Item 26.  Persons Controlled by or Under Common Control with Registrant

Item 29.  Persons Controlled by or Under Common Control with Registrant

          Principal   Financial   Services,   Inc.  (an  Iowa   corporation)  an
          intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.

          Subsidiaries   wholly-owned  by  Principal   Financial  Services, Inc.

          a. Princor Financial Services Corporation (an Iowa Corporation) a registered broker-dealer.

          b.   PFG DO Brasil LTDA (Brazil) a Brazilian holding company.

          c. Principal International, Inc. (an Iowa Corporation) a company engaged in international business development.

          d. JF Molloy & Associates, Inc. (an Indiana Corporation) A third party administrator for group medical coverage.

          e. Molloy Medical Management Company, Inc. (an Indiana Corporation) a company that provides medical calins-related services to JF Molloy & Associates, Inc.

          f. Molloy Wellness Company (an Indiana Corporation) a company that provides health and wellness-related services.

          g. Principal Health Insurance Company (Iowa) a stock life insurance company engaged in the business of health insurance.

          h. Principal Global Investors Holding Company, Inc. (Delaware) a holding company.

          i. ING/Principal Pensions Co., Ltd. (Japan) a Japanese pension company.

          j. Principal Financial Group (Mauritius) Ltd. a Mauritius holding company.

          k. Principal Life Insurance Company (an Iowa corporation) a stock life insurance company engaged in the business of insurance and retirement services.

          l. Principal Financial Services (Australia), Inc. an Iowa holding company.

          m. Principal Investors Corporation (New Jersey) a general business corporation that holds investments.

          n. Principal International Holding Company, LLC a Delaware limited liability company that serves as a downstream holding company for Principal Financial Services, Inc.

          o.   Principal International de Chile, S.A. (Chile) a holding company.

          Subsidiary wholly-owned by Princor Financial Services Corporation:

          a.   Principal   Management   Corporation  (an  Iowa   Corporation)  a
               registered investment advisor.

          Subsidiary 42% owned by PFG DO Brasil LTDA

          a.   Brasilprev    Seguros E Previdencia  S.A. (Brazil)  a   pension
               fund company.

          Subsidiaries wholly-owned by Principal International, Inc.:

          a.   Zao Principal International (a Russia Corporation) inactive.

          b. Principal Asset Management Company (Asia) Ltd. (Hong Kong) an asset management company.

          c. Principal Insurance Company (Hong Kong) Limited a Hong Kong company that sells insurance and pension products.

          d. Principal International (Asia) Limited (Hong Kong) a corporation operating as a regional headquarters for Asia.

          e.   Principal Trust Company(Asia) Limited (Hong Kong) a trust company

          f. Principal Mexico Compania de Seguros, S.A. de C.V. (Mexico) a life insurance company.

          g.   Principal Pensiones, S.A. de C.V. (Mexico) a pension company.

          h.   Principal Afore, S.A. de C.V. (Mexico), a pension company.

          i.   Principal  Mexico  Servicios,  S.A.  de C.V.  (Mexico)  a company
               established   to  be  the   employer  of  Mexico   administration
               employees.

          j. Distribuidora Principal Mexico, S.A. de C.V. (Mexico) a company established to be the employer of Mexico sales employees.

          k. Principal Genera, S.A. De C.V., Operadora De Fondos De Inversion (Mexico) a mutual fund company.

          l.   Principal   Consulting   (India)   Private   Limited   (an  India
               corporation) an India consulting company.

          Subsidiaries 88% owned by Principal International, Inc.:

          a. Principal Insurance Company (Hong Kong) Limited (a Hong Kong Corporation) a company that sells insurance and pension products.

          Subsidiaries wholly-owned by Principal Global Investors Holding Company, Inc.

          a. Principal Global Investors (Ireland) Limited an Ireland company that engages in funds management.

          b. Principal Global Investors (Europe) Limited a United Kingdom company that engages in European representation and distribution of the Principal Investments Funds.

          c. Principal Global Investors (Singapore) Limited (a Singapore corporation) a company engaging in funds management.

          Subsidiaries  wholly-owned by Principal  Financial  Group  (Mauritius)
          Ltd.

          a. Principal Asset Management Company Private Limited (India) an India asset management company.

          b. Principal Trustee Company Private Limited (India) a trustee for mutual funds.

          c.   PNB Principal Financial Planners Private Limited

          Subsidiaries  organized and  wholly-owned  by Principal Life Insurance
          Company:

          a. InSource Group, LLC (Delaware) a limited liability company engaged in marketing products for the Principal Financial Group, Inc.

          b.   Principal Real Estate Fund Investors, LLC


          c.   Principal  Global  Investors,  LLC  (a  Delaware  Corporation)  a
               limited liability company that provides private mortgage, real estate & fixed-income securities services to institutional clients.

          d. Principal Development Investors, LLC (a Delaware Corporation) a limited liability company engaged in acquiring and improving real property through development and redevelopment.

          e. Principal Net Lease Investors, LLC (a Delaware Corporation) a limited liability company which operates as a buyer and seller of net leased investments.

          f. Principal Holding Company (an Iowa Corporation) a downstream holding company for Principal Life Insurance Company.

          g. Executive Benefit Services, Inc. (North Carolina) a corporation which engages in marketing, sales and administration of executive benefit services.

          h.   BCI Group, LLC (Delaware) a limited liability company.

         Principal Life Insurance Company sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities

               Principal Balanced Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Bond Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Capital Value Fund, Inc. (a Maryland Corporation) 13.38% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates)on February 3, 2005.

               Principal Cash Management Fund, Inc. (a Maryland Corporation) 4.22% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Equity Income Fund, Inc. (f/k/a Principal Utilities Fund, Inc.) (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Government Securities Income Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Growth Fund, Inc. (a Maryland Corporation) 0.00% of outstanding shares owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 24.71% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal International Fund, Inc. (a Maryland Corporation) 10.75% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal   International   SmallCap   Fund,   Inc.  (a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal   LargeCap   Stock   Index   Fund,   Inc.  (a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Limited Term Bond Fund, Inc. (a Maryland Corporation) 2.62% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal MidCap Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Partners Blue Chip Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal  Partners   Equity  Growth  Fund,  Inc.(a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005

               Principal   Partners   LargeCap  Blend  Fund,   Inc.(a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005

               Principal   Partners   LargeCap  Value  Fund,   Inc.(a  Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005

               Principal   Partners   MidCap   Growth  Fund,   Inc.(a   Maryland
               Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005

               Principal   Partners  SmallCap  Growth  Fund,   Inc.(a  Maryland
               Corporation) 14.02% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005

               Principal Real Estate Securities Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal SmallCap Fund, Inc.(a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Investors Fund, Inc.(a Maryland Corporation),
               0.22% of shares outstanding of the Bond & Mortgage Securitites Fund,
               6.96% of shares outstanding of the Capital Preservation Fund, 0.02% of shares outstanding of the Governement Securities Fund,
               0.04%   of   shares    outstanding    of   the   High    Quality
               Intermediate-Term Bond Fund,
               0.19% of shares outstanding of the High Quality Long-Term Bond Fund,
               0.06% of shares outstanding of the High Quality Short-Term Bond Fund,
               99.99% of shares outstanding of the High Yield Fund, 98.72% of shares outstanding of the Inflation Protection Fund, 17.56% of shares outstanding of the International Emerging Markets Fund,
               16.31% of shares outstanding of the International Fund I, 0.00% of shares outstanding of the International Fund II, 0.02% of shares outstanding of the LargeCap Blend Fund I, 20.74% of shares outstanding of the LargeCap Growth Fund, 0.00% of shares outstanding of the LargeCap S&P 500 Index Fund, 25.83% of shares outstanding of the LargeCap Value Fund, 0.03% of shares outstanding of the MidCap Blend Fund, 0.26% of shares outstanding of the MidCap Growth Fund, 0.03% of shares outstanding of the MidCap S&P 400 Index Fund, 0.02% of shares outstanding of the MidCap Value Fund, 0.01% of shares outstanding of the Money Market Fund, 0.00% of shares outstanding of the Partners International Fund, 0.00% of shares outstanding of the Partners LargeCap Blend Fund, 0.31% of shares outstanding of the Partners LargeCap Blend
               Fund I,
               34.92% of shares outstanding of the Partners LargeCap Growth
               Fund,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund
               I,
               0.00% of shares outstanding of the Partners LargeCap Growth Fund II,
               0.00% of shares outstanding of the Partners LargeCap Value Fund, 44.17% of shares outstanding of the Partners LargeCap Value
               Fund I,
               72.85% of shares outstanding of the Partners LargeCap Value
               Fund II,
               0.06% of shares outstanding of the Partners MidCap Growth Fund, 0.04% of shares outstanding of the Partners MidCap Growth Fund I, 100.00% of shares outstanding of the Partners MidCap Growth
               Fund II,
               0.04% of shares outstanding of the Partners MidCap Value Fund, 0.01% of shares outstanding of the Partners MidCap Value Fund
               I,
               0.11% of shares outstanding of the Partners SmallCap Blend Fund, 0.01% of shares outstanding of the Partners SmallCap Growth Fund I,
               0.00% of shares outstanding of the Partners SmallCap Growth Fund II,
               69.31% of shares outstanding of the Partners SmallCap Growth Fund III,
               0.01% of shares outstanding of the Partners SmallCap Value Fund, 0.27% of shares outstanding of the Partners SmallCap Value Fund I,
               83.88% of shares outstanding of the Partners SmallCap Value Fund II,
               0.02% of shares outstanding of the Preferred Securities Fund, 0.01% of shares outstanding of the Principal LifeTime 2010 Fund, 0.00% of shares outstanding of the Principal LifeTime 2020 Fund, 0.01% of shares outstanding of the Principal LifeTime 2030 Fund, 0.01% of shares outstanding of the Principal LifeTime 2040 Fund, 0.02% of shares outstanding of the Principal LifeTime 2050 Fund, 0.02% of shares outstanding of the Principal LifeTime Strategic Income Fund,
               0.00% of shares outstanding of the Real Estate Securities Fund, 16.36% of shares outstanding of the SmallCap Blend Fund, 0.14% of shares outstanding of the SmallCap Growth Fund, 0.01% of shares outstanding of the SmallCap S&P 600 Index Fund, 0.16% of shares outstanding of the SmallCap Value Fund, were owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.00% of shares outstanding owned by Principal Life Insurance Company (including subsidiaries and affiliates) on February 3, 2005.

               Principal Variable Contracts Fund, Inc. (a Maryland Corporation) 100% of shares outstanding of the following Accounts owned by Principal Life Insurance Company and its Separate Accounts on February 3, 2005: Asset Allocation, Balanced, Bond, Capital Value, Equity Growth, Equity Income (f/k/a Utilities), Equity Value, Government Securities, Growth, International, International Emerging Markets, International SmallCap, LargeCap Blend, LargeCap Growth Equity, LargeCap Stock Index, LargeCap Value, Limited Term Bond, MidCap, MidCap Growth, MidCap Value, Money Market, Principal LifeTime 2010, Principal LifeTime 2020, Principal LifeTime 2030, Principal LifeTime 2040, Principal LifeTime 2050, Principal LifeTime Strategic Income, Real Estate Securities, SmallCap, SmallCap Growth and SmallCap Value.


          Subsidiary wholly-owned by Principal Financial Services (Australia),
          Inc.:

          a.   Principal  Global  Investors   (Australia)  Service  Company  Pty
               Limited a company established to be the employer of Australian employees.

          b. Principal Capital Global Investors Limited (Australia) An SEC registered investment advisor which manages international funds (non-Australian) residents).

          c. Principal Financial Group Australia Pty Ltd. an Australian holding company.

          Subsidiary wholly-owned by Principal International de Chile, S.A.:

          a. Principal Compania de Seguros de Vida Chile S.A. (Chile) life insurance company.

          Subsidiary wholly-owned by Principal Asset Management Company (Asia) Limited (Hong Kong):

          a.   Principal Fund Management (Hong Kong) Limited

          Subsidiary wholly-owned by Principal International (Asia) Limited (Hong Kong):

          a. Principal Global Investors (Asia) Limited a Hong Kong company that provides sales, marketing and client services support for Principal Capital management funds and institutional investors.

          b. Principal Nominee Company (Hong Kong) Limited a Hong Kong company that provides nominee services and administration to Hong Kong clients.

          Subsidiary wholly-owned by Principal Afore, S.A. de C.V. (Mexico):

          a. Principal Siefore, S.A. de C.V. (Mexico) an investment fund company.

          Subsidiaries wholly-owned by Principal Global Investors, LLC:

          a. Principal Global Columbus Circle, LLC (a Delaware Corporation) a limited liability company serving as a holding company.

          b. Post Advisory Group, LLC (Delaware) a limited liability company whose role is an asset management firm that specializes in high yield fixed-income investments.

          c. Principal Enterprise Capital, LLC (a Delaware Corporation) a limited liability company involved in the management of investments in real estate operating companies on behalf of institutional investors.

          d.   Principal Commercial  Acceptance,  LLC (a Delaware Corporation) a
               limited   liability   company   involved  in  the  management  of
               commercial real estate mortgage loans.

          e. Principal Real Estate Investors, LLC (a Delaware Corporation) a limited liability company involved as a registered investment advisor focusing on the management of commercial real estate investments on behalf of institutional investors.

          f. Principal Commercial Funding, LLC (a Delaware Corporation) a limited liability company engaged in the business of issuing commercial mortgage-backed securities.

          g. Principal Capital Futures Trading Advisor, LLC a Delaware limited liability company which is a commodities trading advisor.

          h.   Principal  Global Investors Trust (Delaware) a business trust and
               private   investment  company  offering   non-registered   units,
               initially, to tax-exempt entities.

          i. Spectrum Asset Management, Inc. (Connecticut) A corporation specializing in all aspects of the preferred market including portfolio management, risk management and trading.

          Subsidiaries wholly-owned by Principal Holding Company:

          a. Principal Generation Plant, LLC a Delaware limited liability company that sells excess power.

          b. Principal Bank (a Federal Corporation) a Federally chartered direct delivery savings bank.

          c.   Patrician   Associates,   Inc.  (a  California   Corporation)   a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          d.   Petula  Associates,  Ltd.  (an Iowa  Corporation) a
               corporation   that   engages  in  real   estate   joint   venture
               transactions with developers.

          e.   Equity  FC,  Ltd.   (an  Iowa   Corporation)   general   business
               corporation which engages in commercial invsetment transactions.

          f. Principal Asset Markets, Inc. (an Iowa Corporation) a corporation which is currently inactive.

          g. HealthRisk Resource Group, Inc. (an Iowa Corporation) a general business coropration engaged in providing managed care expertise and administrative services to provider organizations involved in risk-assuming contracts for helth care ervices.

          h. Preferred Product Network, Inc. (a Delaware corporation) an insurance broker which markets selected products manufactured outside the Principal Financial Group.

          i. Principal Health Care, Inc. (an Iowa Corporation) a managed care company.

          j. Dental-Net, Inc. (an Arizona Corporation) a managed dental care services organization. HMO and dental group practice.

          k. Principal Financial Advisors, Inc. (an Iowa Corporation) a registered investment advisor offering asset allocation services for pension plans.

          l. Delaware Charter Guarantee & Trust Company, d/b/a Trustar Retirement Services (a Delaware Corporation) a corporation that acts as a trustee through which individuals may direct the ivnestments of their IRA, HR-10 and 401(k) plan accounts, and also provides such prototype plans and record keeping services.

          m. Principal Services Trust Company (an Illinois Corporation) a company which is a provider of financial retirement products.

          n. Professional Pensions, Inc. (a Connecticut Corporation) a corporation engaged in sales, marketing and administration of group insurance plans and third-party administrator for defined contribution plans.

          Subsidiary wholly-owned by Petula Associates, Ltd.

          a. Petula Prolix Development Company (Iowa) a general business corporation involved in joint real estate ventures.

          Subsidiaries wholly-owned by Dental-Net, Inc.

          a. Employers Dental Services, Inc. (an Arizona corporation) a prepaid dental plan organization.

          Subsidiaries wholly-owned by Professional Pensions, Inc.:

          a. Benefit Fiduciary Corporation (a Rhode Island corporation) serves as a corporate trustee for retirement trusts.

          b. Boston Insurance Trust, Inc. (a Rhode Island corporation) a corporation which serves as a corporate trustee for retirement trusts.

          Subsidiaries wholly-owned by Principal Global Investors (Australia) Service Company Pty Ltd.:

          a.   Principal   Global  Investors   (Australia)   Limited  a  company
               established to hold the responsible entity license regarding non-property business.

          b. Principal Real Estate Investors (Australia) Limited a company established to hold the responsible entity license regarding property business.

          Subsidiary  wholly-owned  by Principal  Financial  Group Australia Pty
          Ltd.

          a. Principal Investments (Australia) Limited a Delaware holding company.

          Subsidiaries owned by Principal Compania de Seguros de Vida Chile S.A. (Chile):

          a. Principal Tanner Administradora General De Fondos Mutuos S.A. (Chile) a corporation organized for the administration of various funds.

          b. Principal Creditos Hipotecarios, S.A. (Chile) a residential mortgage company.

          Subsidiary  wholly-owned by Principal Investments (Australia) Limited:

          a.   Principal   Australia   (Holdings)  Pty  Limited   (Australia)  a
               commercial and investment banking and asset management company.

Item 27.  Number of Contractowners - As of: December 31, 2004

                     (1)                          (2)               (3)
                                             Number of Plan      Number of
          Title of Class                      Participants     Contractowners
          --------------                     --------------    --------------
          BFA Variable Annuity Contracts            41                    6
          Pension Builder Contracts                302                  183
          Personal Variable Contracts              277                   13
          Premier Variable Contracts               947                   39
          Flexible Variable Annuity Contract    57,009               57,009
          Freedom Variable Annuity Contract      1,939                1,939

Item 28.  Indemnification

               None


Item 29.  Principal Underwriters

(a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Equity Income Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International Fund, Inc., Principal International SmallCap Fund, Inc., Principal Investors Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Blue Chip Fund, Inc., Principal Partners Aggressive Growth Fund, Inc., Principal Partners LargeCap
Blend Fund, Inc., Principal Partners LargeCap Value Fund, Inc. Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Securities Fund, Inc., Principal SmallCap Fund, Inc., Principal Tax-Exempt Bond Fund, Inc., Principal Variable Contracts Fund, Inc. and for variable annuity contracts participating in Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                 (2)
                               Positions
                               and offices
  Name and principal           with principal
  business address             underwriter

     Lindsay L. Amadeo        Assistant Director -
     The Principal            Marketing Services
     Financial Group
     Des Moines, IA 50392

     John E. Aschenbrenner    Director
     The Principal
     Financial Group
     Des Moines, IA 50392

     Patricia A. Barry        Assistant Corporate Secretary
     The Principal
     Financial Group
     Des Moines, IA 50392

     Craig L. Bassett         Treasurer
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael J. Beer          Executive Vice President
     The Principal
     Financial Group
     Des Moines, IA  50392

     David J. Brown           Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jill R. Brown            Vice President and Chief Financial Officer
     The Principal
     Financial Group
     Des Moines, IA 50392

     P. Scott Cawley          Product Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Ralph C. Eucher          Director , President and Chief Executive
     The Principal            Officer
     Financial Group
     Des Moines, IA  50392

     Arthur S. Filean         Senior Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Michael P. Finnegan      Senior Vice President - Investment Services
     The Principal
     Financial Group
     Des Moines, IA  50392

     Paul N. Germain          Vice President -
     The Principal            Mutual Fund Operations
     Financial Group
     Des Moines, IA  50392

     Ernest H. Gillum         Vice President -
     The Principal            Product Development
     Financial Group
     Des Moines, IA 50392

     Susan R. Haupts          Marketing Officer
     The Principal
     Financial Group
     Des Moines, IA  50392

     Joyce N. Hoffman         Sr. Vice President and
     The Principal            Corporate Secretary
     Financial Group
     Des Moines, IA 50392

     Peter R. Kornweiss       Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Elise M. Pilkington      Assistant Director -
     The Principal            Retirement Consulting
     Financial Group
     Des Moines, IA  50392

     Martin R. Richardson     Operations Officer -
     The Principal            Broker/Dealer Services
     Financial Group
     Des Moines, IA 50392

     Michael D. Roughton      Counsel
     The Principal
     Financial Group
     Des Moines, IA 50392

     James F. Sager           Vice President
     The Principal
     Financial Group
     Des Moines, IA 50392

     Jean B. Schustek         Assistant Vice President -
     The Principal            Registered Products
     Financial Group
     Des Moines, IA  5092

     Kyle R. Selberg          Vice President-Marketing
     The Principal
     Financial Group
     Des Moines, IA 50392

     Karen E. Shaff           Director, Senior Vice President
     The Principal            and General Counsel
     Financial Group
     Des Moines, IA 50392

     Minoo Spellerberg        Vice President and
     The Principal            Compliance Officer
     Financial Group
     Des Moines, IA  50392

     Jamie K. Stenger         Assistant Director - Compliance
     The Principal Financial
     Group

     Larry D. Zimpleman       Chairman of the Board and
     The Principal            Director
     Financial Group
     Des Moines, IA  50392

(c)           (1)                       (2)

                                      Net Underwriting
            Name of Principal           Discounts and
               Underwriter               Commissions

       Princor Financial                 $14,897,344
       Services Corporation

              (3)                       (4)                 (5)

         Compensation on            Brokerage
        Events Occasioning          Commissions         Compensation
        the Deduction of a
        Deferred Sales Load

                0                       0                    0

Item 30.  Location of Accounts and Records

          All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

          Inapplicable

Item 32.  Undertakings

          The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance of SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

          1.   Registrant  has included  appropriate  disclosure  regarding  the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

          2. Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

          3. Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

          4.   Registrant will obtain from each Plan Participant who purchases a
               Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by
               Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

  REPRESENTATION PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

Principal Mutual Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized in the City of Des Moines and State of Iowa, on the 24th day of February, 2005.

                         PRINCIPAL LIFE INSURANCE COMPANY
                         SEPARATE ACCOUNT B

                                 (Registrant)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer


                         By  PRINCIPAL LIFE INSURANCE COMPANY

                                 (Depositor)

                                   /s/ J. Barry Griswell
                         By ______________________________________________
                              J. Barry Griswell
                              Chairman, President and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman
-----------------------------------
Joyce N. Hoffman
Senior Vice President and
  Corporate Secretary


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                          Title                           Date

/s/ J. B. Griswell             President, Chairman and         02/24/2005
--------------------           Chief Executive Officer
J. B. Griswell


/s/ G. B. Elming               Vice President and              02/24/2005
--------------------           Controller (Principal
G. B. Elming                   Accounting Officer)



/s/ M. H. Gersie               Executive Vice President        02/24/2005
--------------------           and Chief Financial Officer
M. H. Gersie                   (Principal Financial
                               Officer)


  (B. J. Bernard)*             Director                        02/24/2005
--------------------
B. J. Bernard


  (J. Carter-Miller)*          Director                        02/24/2005
--------------------
J. Carter-Miller


  (G. E. Costley)*             Director                        02/24/2005
--------------------
G. E. Costley


  (D. J. Drury)*               Director                        02/24/2005
--------------------
D. J. Drury


  (C. D. Gelatt, Jr.)*         Director                        02/24/2005
--------------------
C. D. Gelatt, Jr.


  (S. L. Helton)*              Director                        02/24/2005
--------------------
S. L. Helton


  (C. S. Johnson)*             Director                        02/24/2005
--------------------
C. S. Johnson


  (W. T. Kerr)*                Director                        02/24/2005
--------------------
W. T. Kerr


  (R. L. Keyser)*              Director                        02/24/2005
--------------------
R. L. Keyser


  (A. K. Mathrani)*            Director                        02/24/2005
--------------------
A. K. Mathrani


  (F. F. Pena)*                Director                        02/24/2005
--------------------
F. F. Pena


  (E. E. Tallett)*             Director                        02/24/2005
--------------------
E. E. Tallett


                          *By    /s/ J. Barry Griswell
                                 ------------------------------------
                                 J. Barry Griswell
                                 Chairman, President and Chief Executive Officer

                                 Pursuant to Powers of Attorney
                                 Previously Filed or Included